Fidelity
DestinySM
Portfolios:

Destiny I - Class N
Destiny II - Class N

Annual Report

September 30, 2001

DESTINY

Annual Report

Contents

Annual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in DestinySM I: Class N on September 30, 1991. As the chart shows, by September 30, 2001, the value of the investment would have grown to $24,514 - a 145.14% increase on the initial investment. For comparison, look at how the S&P 500 ® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,059 - a 230.59% increase.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-35.10%	7.07%	145.14%
S&P 500	-26.62%	62.71%	230.59%
Lipper Growth Funds Average	-34.15%	42.23%	183.17%

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-35.10%	1.38%	9.38%
$50/month 15-Year Plan	-60.39%	7.12%	15.22%
S&P 500	-26.62%	10.23%	12.70%
Lipper Growth Funds Average	-34.15%	6.78%	10.51%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,755 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2001, the one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -27.41%, 45.20%, and 183.99%, respectively; and the one year, five year, and 10 year average annual total returns were -27.41%, 7.55%, and 10.77%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were -32.58%, 42.47%, and 177.55%, respectively; and the one year, five year and 10 year average annual total returns were -32.58%, 7.05%, and 10.50%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class N on September 30, 1991. As the chart shows, by September 30, 2001, the value of the investment would have grown to $35,119 - a 251.19% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,059 - a 230.59% increase.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	-28.32%	55.62%	251.19%
S&P 500	-26.62%	62.71%	230.59%
Lipper Growth Funds Average	-34.15%	42.23%	183.17%

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	-28.32%	9.25%	13.38%
$50/month 15-Year Plan	-57.30%	12.78%	18.43%
S&P 500	-26.62%	10.23%	12.70%
Lipper Growth Funds Average	-34.15%	6.78%	10.51%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,755 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2001, the one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -27.41%, 45.20%, and 183.99%, respectively; and the one year, five year, and 10 year average annual total returns were -27.41%, 7.55%, and 10.77%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were -32.58%, 42.47%, and 177.55%, respectively; and the one year, five year and 10 year average annual total returns were -32.58%, 7.05%, and 10.50%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates, hoping to ease the terms by which corporate America could borrow funds to expand. The Fed reduced the federal funds rate - the interest rate commercial banks charge each other on overnight loans - on eight occasions to its lowest level in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending and boost the economy. Elsewhere, mortgage rates reached their lowest levels in more than a decade, allowing consumers to refinance their homes with lower monthly mortgage costs and more disposable income. Through the end of the period, however, it was too soon to measure the effects of these efforts. Meanwhile, the tragic terrorist attacks on September 11, 2001, added further duress to the economy and the equity market. Prior to the attacks, economists had been predicting gross domestic product - the total value of goods and services produced in the U.S. economy - to grow at a modest rate of slightly more than 1% in the second half of 2001. At period end, however, a consensus of economists expected the U.S.'s $10 trillion economy to shrink by nearly 1% instead, due to a rapid slowdown in a widespread number of areas, including the airline, aerospace, hotel, gaming, automobile, media and insurance industries.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. For the 12 months that ended September 30, 2001, the fund's Class N shares returned -35.10%. In comparison, the Standard & Poor's 500 Index declined 26.62% and the growth funds average tracked by Lipper Inc. fell 34.15%.

Q. What factors weighed on performance during the past year?

A. Uncertainty ravaged riskier assets, such as growth stocks, during the period. A sluggish global economy, further weakened by the tragic events of September 11 in the U.S., teamed with declining corporate profitability to induce a dramatic flight to safety by wary investors seeking stable earnings. The same technology companies that led the bull run for the past few years were derailed as the market chose value investing. Although I maintained a bias toward growth during the period, my posture became increasingly more conservative. That said, the fund was still a bit more aggressive overall than the S&P 500 and our average growth fund peer, which took a toll on relative performance. With technology fundamentals languishing, I turned to other areas of the market with seemingly more attractive relative growth, such as health care. While some segments of health care - namely hospital management companies and generic drug makers - worked nicely during the 12-month period, pharmaceutical and biotechnology stocks underperformed. Sizable positions in some of these companies, including large-cap drug stocks Merck and Pfizer, detracted from results despite the historic defensive quality of the companies.

Q. What else pressured returns?

A. The continued erosion in technology was a big negative for us. Although I shed some of the fund's tech exposure during the period, which helped, performance suffered from maintaining positions in a handful of names that continued to trend lower with the economy. In hindsight, I should have divested these positions in the second quarter and ignored "bottom calls" from companies and economists alike hinting the worst was over. With the Federal Reserve Board aggressively easing monetary policy and many companies indicating that their fundamentals were potentially bottoming, I believed we'd see some improvement from those sectors that had underperformed quite dramatically. As it turned out, those expectations were simply too optimistic. Media stocks, particularly AOL Time Warner, felt the brunt of a protracted slowdown, as did retailers such as the Gap, which was hurt by slowing consumer spending. Banks, on the other hand, despite concerns about credit quality in a deteriorating economy, had positive returns helped by the Fed's eight interest-rate cuts. The fund was underexposed to this group, which hurt. The market embraced stocks with lower price-to-earnings (P/E) ratios, such as cyclicals, which commonly are seen as "value" names. The fund was underweighted in such traditional value sectors as industrials and materials.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview - continued

Q. As a large-cap growth investor, where did you turn for performance as the market rotated away from your investment style?

A. I became as conservative as I felt was appropriate, without changing my stripes. I raised the fund's exposure to more defensive market segments, such as consumer staples, that housed companies with real earnings power and that were inexpensive on a P/E basis. Tobacco stocks, such as Philip Morris, gave us a lift, as did financial stocks Fannie Mae and Freddie Mac, and such health care service providers as Tenet Healthcare. The fund no longer held Tenet Healthcare at the close of the period.

Q. What's your outlook?

A. The timing of the economic recovery is the major issue right now, particularly as it relates to technology and telecommunications, currently the two weakest industries. Unemployment poses a big threat to the economy, as does the impact that fear and uncertainty may have on both consumer and business spending in the wake of September's terrorist attacks. One of my challenges is to own those stocks in the more aggressive market segments where valuations are very attractive, even if the ultimate turn in business conditions is still a few quarters away. I want to be sure that the fund benefits when this part of the market rebounds. In addition, I must balance the fund with stocks in many other industry groups that currently are showing strong fundamentals and are expected to outperform based on their earnings potential.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-1.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of September 30, 2001, more than $3.6 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund and Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone discusses some of her key strategies:

"I continue to add to positions in good companies with sustainable earnings power that I feel are oversold, forcing their prices down. These generally are companies whose P/E-to-growth rate is lower than that of the market. I've tried to take advantage of price movement over the past few months because, with the market being as volatile as it's been, we have the chance to buy stocks at huge discounts and see some gains as the market swings back in their favor and the economy recovers.

"In my opinion, earnings this quarter are almost a write-off because of the weak economy and aftermath of September 11. Perhaps we'll start seeing a few pockets of strength next quarter, which will hopefully expand in early-to-mid 2002, and I've been adding positions in the names where I see this occurring. However, I do not want to pay now for earnings that may be pushed out over a year in the future. We need to remain diversified as the market moves its focus from sector to sector.

"I began to lower the fund's market cap in recent months away from the mega-cap names that I felt were still very expensive. I've become less comfortable paying a premium for their size, particularly when it comes with significant multinational exposure and, thus, high sensitivity to global economic weakness. My strategy may change as the market begins to care about safety in name - typically represented by large, well-known, seasoned companies - amid the uncertain environment. Most important, though, is the strength in fundamentals.

"I continue to overweight technology because I don't want to get too defensive about the sector at this point in the cycle. I'm currently focused on companies such as Microsoft, IBM and Intel, real companies with real products selling at depressed P/E multiples, and where I have no problem with their business strategy or survivability.

"We may be entering a period when stock prices are so cheap that I can justify buying them, even given the worst-case scenario on their fundamentals. It's at that point when you just have to take the plunge and buy, wait for things to improve and hope that your downside is very limited. Until now, it seems like all we've seen is continued downside, but that is what leads to oversold situations."

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates, hoping to ease the terms by which corporate America could borrow funds to expand. The Fed reduced the federal funds rate - the interest rate commercial banks charge each other on overnight loans - on eight occasions to its lowest level in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending and boost the economy. Elsewhere, mortgage rates reached their lowest levels in more than a decade, allowing consumers to refinance their homes with lower monthly mortgage costs and more disposable income. Through the end of the period, however, it was too soon to measure the effects of these efforts. Meanwhile, the tragic terrorist attacks on September 11, 2001, added further duress to the economy and the equity market. Prior to the attacks, economists had been predicting gross domestic product - the total value of goods and services produced in the U.S. economy - to grow at a modest rate of slightly more than 1% in the second half of 2001. At period end, however, a consensus of economists expected the U.S.'s $10 trillion economy to shrink by nearly 1% instead, due to a rapid slowdown in a widespread number of areas, including the airline, aerospace, hotel, gaming, automobile, media and insurance industries.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Destiny II

Q. How did the fund perform, Adam?

A. It slightly trailed the overall market, but outperformed its peer group average. For the 12 months ending September 30, 2001, the fund's Class N shares had a total return of -28.32%, compared with -26.62% for the Standard & Poor's 500 Index and -34.15% for the Lipper growth funds average.

Q. Why did the fund underperform the S&P 500 but beat its peer group so decisively?

A. Much of the underperformance was due to my decision to give the fund a more aggressive tilt in the final quarter of 2000. I underestimated the severity of the economic slowdown, but the situation was exacerbated by the drawn-out presidential election, which intensified investors' feelings of uncertainty about the future. The stock market dislikes uncertainty, and this was reflected in the weakness of share prices, especially growth stocks. Another factor holding back the fund's relative performance was a substantial underweighting in financial stocks, which held up better than most other sectors during the period. I suspect that the fund's favorable showing compared with its Lipper peer group was due to the fund's lower concentration of growth stocks. I used the bounce that occurred in January 2001 as an opportunity to scale back the fund's exposure to the growth sector and to emphasize stocks offering stable earnings growth, which investors preferred for most of the period.

Q. Why did you underweight financial stocks to such a degree?

A. As a result of the more severe economic downturn, banks were holding many commercial loans that might have to be written off as uncollectible at some point in the not-too-distant future. The airline, travel and leisure, construction and telecommunications industries were just some of the areas of concern for problem loans. Also, many financial stocks were richly valued because of the Federal Reserve Board's aggressive easing during the period - eight interest-rate cuts in the first nine months of 2001. When short-term interest rates fall, it benefits lending institutions, which borrow money from their customers on a short-term basis and lend for the longer term.

Q. Which stocks contributed most to the fund's performance?

A. Philip Morris was the top contributor because it was a fairly big position for the fund, and investors were attracted to the stock because of its relatively stable earnings growth. Also helping was the election of George W. Bush in the 2000 presidential contest, as he was considered less likely than his opponent to pursue litigation against the tobacco companies. Fannie Mae and Freddie Mac jointly represented most of the fund's position in financial stocks. As GSEs (government-sponsored enterprises) that buy portfolios of mortgages from lending institutions, Fannie and Freddie offered minimal credit risk and relatively steady earnings growth. Another stock that aided performance, Cardinal Health, is a pharmaceutical distributor that was well-positioned to profit from the increasing demand for generic drugs.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview - continued

Q. Which stocks detracted from performance?

A. The list of detractors was crowded with technology stocks, most notably network equipment manufacturer Cisco Systems, business-to-business software provider Ariba, high-end workstation vendor Sun Microsystems and data storage firm EMC. All were swept lower in the vortex of pessimism that accompanied a rapidly slowing economy. I sold both Ariba and EMC during the period.

Q. What's your outlook, Adam?

A. Following the terrorist attacks of September 11, which occurred close to the end of the period, I am much more cautious about my short-term outlook for the economy and the market. However, I also should point out that the Fed appears ready to continue providing an accommodative monetary environment. Moreover, President Bush has been meeting with Congressional leaders to discuss a fiscal stimulus package designed to get the economy going again. So when I look at the longer-term prospects, I'm actually fairly optimistic. The trick will be deciding when to move the fund back to a more aggressive stance, and I will be considering that issue very closely in the days to come.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-1.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of September 30, 2001, more than $4.5 billion

Manager: Adam Hetnarski, since 2000; manager, Fidelity Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on predicting the next PC cycle:

"Despite the terrible news we've all been inundated with recently, I still think there will be a surge of personal computer (PC) buying in the foreseeable future. The last surge began near the end of 1998, as PC users attempted to upgrade their equipment well in advance of any possible calendar problems associated with Y2K. In recent years PC cycles have tended to last approximately three years, so we are approaching the three-year anniversary of the last buying spree. The three-year horizon is only valuable as a rough guideline, though. Back in the early 1990s, the PC cycle was closer to five years.

"Another factor to consider is that Microsoft has a new version of its operating system on the market - Windows XP. Historically, new versions of Windows have prompted a wave of hardware purchases because each successive version of the software is more sophisticated and contains more lines of code, requiring faster processors, more RAM (random access memory) and other enhancements. Moreover, Windows XP unites Microsoft's corporate and consumer operating systems in one product. Thus, the new software likely will influence both corporate and consumer buying patterns at roughly the same time.

"Finally, the computer game market continues to grow by leaps and bounds. The newest games demand faster processor speeds and more sophisticated graphics capabilities. Consequently, there are numerous reasons for optimism about PC sales going forward. A robust PC market would do a lot to improve investor psychology, which has been battered by so many negative events in the recent past. When the overall market environment is negative for sustained periods of time, it's easy to lose your perspective and miss the positive fundamentals underlying certain sectors. The PC cycle is just one example of many recurring phenomena that we at Fidelity look at in our constant search for profitable investments."

Annual Report

Investment Changes

Top Ten Equity Holdings - Destiny I

as of September 30, 2001	as of March 31, 2001
Microsoft Corp.	Microsoft Corp.
Pfizer, Inc.	General Electric Co.
General Electric Co.	Exxon Mobil Corp.
Philip Morris Companies, Inc.	Merck & Co., Inc.
Exxon Mobil Corp.	Fannie Mae
Bristol-Myers Squibb Co.	Pfizer, Inc.
Wal-Mart Stores, Inc.	Philip Morris Companies, Inc.
AOL Time Warner, Inc.	AOL Time Warner, Inc.
Fannie Mae	American International Group, Inc.
Merck & Co., Inc.	Bristol-Myers Squibb Co.

Top Ten Equity Holdings - Destiny II

as of September 30, 2001	as of March 31, 2001
Microsoft Corp.	General Electric Co.
Bristol-Myers Squibb Co.	Microsoft Corp.
Pfizer, Inc.	Bristol-Myers Squibb Co.
Philip Morris Companies, Inc.	American International Group, Inc.
The Coca-Cola Co.	Fannie Mae
AT&T Corp.	Philip Morris Companies, Inc.
BellSouth Corp.	Exxon Mobil Corp.
Cardinal Health, Inc.	Freddie Mac
SBC Communications, Inc.	Dell Computer Corp.
Johnson & Johnson	Cardinal Health, Inc.

Top Five Market Sectors - Destiny I

as of September 30, 2001	% of fund's net assets	as of March 31, 2001	% of fund's net assets
Health Care	19.6%	Information Technology	18.5%
Information Technology	16.3%	Health Care	18.2%
Financials	14.0%	Financials	15.8%
Consumer Discretionary	13.1%	Consumer Discretionary	12.2%
Consumer Staples	10.5%	Consumer Staples	10.0%

Top Five Market Sectors - Destiny II

as of September 30, 2001	% of fund's net assets	as of March 31, 2001	% of fund's net assets
Health Care	22.7%	Information Technology	20.3%
Information Technology	17.0%	Financials	18.8%
Consumer Staples	10.8%	Health Care	15.9%
Telecommunication Services	9.5%	Materials	10.7%
Financials	9.2%	Industrials	7.6%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
TRW, Inc.	379,900	$ 11,328,618
Hotels, Restaurants & Leisure - 1.6%
Hilton Hotels Corp.	1,124,300	8,825,755
McDonald's Corp.	1,578,000	42,826,920
Starwood Hotels & Resorts Worldwide, Inc. unit	253,900	5,585,800
		57,238,475
Household Durables - 1.0%
Champion Enterprises, Inc. (a)	1,179,300	8,196,135
Fortune Brands, Inc.	385,300	12,907,550
Sony Corp. sponsored ADR	262,200	8,705,040
Standard Pacific Corp.	416,110	8,118,306
		37,927,031
Leisure Equipment & Products - 0.3%
Mattel, Inc.	702,500	11,001,150
Media - 4.8%
AOL Time Warner, Inc. (a)	2,322,400	76,871,440
Comcast Corp. Class A (special) (a)	261,200	9,369,244
EchoStar Communications Corp. Class A (a)	368,690	8,579,416
Gannett Co., Inc.	69,900	4,201,689
Grupo Televisa SA de CV sponsored ADR (a)	506,900	14,548,030
RTL Group	224,065	6,119,999
Tribune Co.	796,920	25,023,288
Viacom, Inc. Class B (non-vtg.) (a)	447,865	15,451,343
Vivendi Universal SA sponsored ADR	172,780	8,008,353
Walt Disney Co.	437,990	8,155,374
		176,328,176
Multiline Retail - 3.5%
Big Lots, Inc.	1,233,300	10,224,057
BJ's Wholesale Club, Inc. (a)	379,000	18,044,190
Costco Wholesale Corp. (a)	308,000	10,952,480
Dillard's, Inc. Class A	681,100	8,970,087
Wal-Mart Stores, Inc.	1,583,000	78,358,500
		126,549,314
Specialty Retail - 1.2%
Best Buy Co., Inc. (a)	107,533	4,887,375
Gap, Inc.	951,680	11,372,576
Lowe's Companies, Inc.	328,050	10,382,783
Pacific Sunwear of California, Inc. (a)	154,000	2,117,500
Staples, Inc. (a)	978,200	13,058,970
		41,819,204
Textiles & Apparel - 0.4%
Fossil, Inc. (a)	188,800	2,966,048
The Swatch Group AG (Reg.)	680,393	10,076,786
		13,042,834
TOTAL CONSUMER DISCRETIONARY		475,234,802

	Shares	Value (Note 1)
CONSUMER STAPLES - 10.5%
Beverages - 3.9%
Anheuser-Busch Companies, Inc.	944,100	$ 39,538,908
PepsiCo, Inc.	740,600	35,919,100
The Coca-Cola Co.	1,431,700	67,075,145
		142,533,153
Food Products - 0.8%
General Mills, Inc.	327,800	14,914,900
Kellogg Co.	510,600	15,318,000
		30,232,900
Household Products - 1.0%
Procter & Gamble Co.	472,200	34,371,438
Personal Products - 1.2%
Alberto-Culver Co. Class B	496,810	19,320,941
Gillette Co.	777,100	23,157,580
		42,478,521
Tobacco - 3.6%
Philip Morris Companies, Inc.	2,227,470	107,564,526
UST, Inc.	736,500	24,451,800
		132,016,326
TOTAL CONSUMER STAPLES		381,632,338
ENERGY - 6.8%
Energy Equipment & Services - 0.9%
Halliburton Co.	279,600	6,304,980
Nabors Industries, Inc. (a)	263,100	5,517,207
Schlumberger Ltd. (NY Shares)	366,000	16,726,200
Tidewater, Inc.	128,500	3,429,665
		31,978,052
Oil & Gas - 5.9%
Amerada Hess Corp.	264,100	16,770,350
BP PLC sponsored ADR	371,600	18,271,572
Chevron Corp.	355,100	30,094,725
Conoco, Inc. Class B	1,204,600	30,524,564
Devon Energy Corp.	159,000	5,469,600
Exxon Mobil Corp.	2,237,200	88,145,680
Phillips Petroleum Co.	520,770	28,090,334
		217,366,825
TOTAL ENERGY		249,344,877
FINANCIALS - 14.0%
Banks - 5.4%
Bank of America Corp.	766,900	44,786,960
FleetBoston Financial Corp.	747,969	27,487,861
Golden State Bancorp, Inc.	326,000	9,910,400
KeyCorp	510,200	12,316,228
Mercantile Bankshares Corp.	199,000	7,900,300
Oversea-Chinese Banking Corp. Ltd.	679,000	3,633,381
PNC Financial Services Group, Inc.	259,300	14,844,925
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	387,900	$ 25,834,140
Washington Mutual, Inc.	468,050	18,010,564
Wells Fargo & Co.	738,100	32,808,545
		197,533,304
Diversified Financials - 6.4%
American Express Co.	915,700	26,610,242
Charles Schwab Corp.	958,500	11,022,750
Citigroup, Inc.	1,372,466	55,584,873
Credit Saison Co. Ltd.	373,400	8,031,788
Fannie Mae	949,100	75,984,946
Freddie Mac	473,300	30,764,500
JAFCO Co. Ltd.	71,600	3,925,176
Merrill Lynch & Co., Inc.	157,200	6,382,320
Morgan Stanley Dean Witter & Co.	185,300	8,588,655
Nikko Securities Co. Ltd.	1,276,000	6,760,194
		233,655,444
Insurance - 1.8%
AFLAC, Inc.	282,300	7,622,100
American International Group, Inc.	644,864	50,299,392
Hartford Financial Services Group, Inc.	131,400	7,718,436
MetLife, Inc.	17,400	516,780
		66,156,708
Real Estate - 0.4%
Equity Residential Properties Trust (SBI)	240,100	14,021,840
TOTAL FINANCIALS		511,367,296
HEALTH CARE - 19.6%
Biotechnology - 3.6%
Alkermes, Inc. (a)	436,000	8,536,880
Amgen, Inc. (a)	775,800	45,593,766
Cambridge Antibody Technology Group PLC (a)	234,600	4,805,973
Cell Therapeutics, Inc. (a)	426,500	10,257,325
Cephalon, Inc. (a)	244,800	12,210,624
COR Therapeutics, Inc. (a)	287,300	6,501,599
Geneva Proteomics (c)	262,000	2,882,000
Human Genome Sciences, Inc. (a)	309,800	9,575,918
Ilex Oncology, Inc. (a)	271,800	7,137,468
Millennium Pharmaceuticals, Inc. (a)	585,297	10,394,875
Myriad Genetics, Inc. (a)	86,400	2,647,296
Protein Design Labs, Inc. (a)	190,600	9,002,038
		129,545,762
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	318,800	11,795,600
Medtronic, Inc.	888,600	38,654,100

	Shares	Value (Note 1)
Novoste Corp. (a)	154,500	$ 916,185
Stryker Corp.	297,500	15,737,750
		67,103,635
Health Care Providers & Services - 0.9%
Service Corp. International (SCI) (a)	1,285,800	7,740,516
Trigon Healthcare, Inc. (a)	403,400	26,422,700
		34,163,216
Pharmaceuticals - 13.3%
Abbott Laboratories	79,100	4,101,335
Allergan, Inc.	278,300	18,451,290
American Home Products Corp.	845,300	49,238,725
Bristol-Myers Squibb Co.	1,558,160	86,571,370
Elan Corp. PLC sponsored ADR (a)	289,100	14,006,895
Forest Laboratories, Inc. (a)	225,300	16,253,142
ImClone Systems, Inc. (a)	102,200	5,779,410
Johnson & Johnson	427,100	23,661,340
Merck & Co., Inc.	1,116,710	74,372,886
Mylan Laboratories, Inc.	131,100	4,276,482
NPS Pharmaceuticals, Inc. (a)	269,600	8,411,520
Pfizer, Inc.	3,564,525	142,937,453
Pharmaceutical Resources, Inc. (c)	366,500	13,102,375
Shire Pharmaceuticals Group PLC sponsored ADR (a)	264,700	10,667,410
Watson Pharmaceuticals, Inc. (a)	204,200	11,171,782
		483,003,415
TOTAL HEALTH CARE		713,816,028
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.1%
Boeing Co.	130,500	4,371,750
Honeywell International, Inc.	779,900	20,589,360
United Technologies Corp.	328,100	15,256,650
		40,217,760
Airlines - 0.5%
AMR Corp. (a)	990,700	18,961,998
Building Products - 0.4%
American Standard Companies, Inc. (a)	239,200	13,156,000
Construction & Engineering - 0.2%
Fluor Corp.	210,600	8,108,100
Electrical Equipment - 0.1%
Emerson Electric Co.	87,600	4,122,456
Industrial Conglomerates - 3.9%
General Electric Co.	2,923,100	108,739,320
Minnesota Mining & Manufacturing Co.	204,100	20,083,440
Textron, Inc.	344,300	11,571,923
		140,394,683
Machinery - 1.5%
Deere & Co.	356,800	13,419,248
Graco, Inc.	376,100	11,358,220
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	341,600	$ 18,483,976
Ingersoll-Rand Co.	309,200	10,450,960
		53,712,404
Road & Rail - 1.1%
Canadian National Railway Co.	412,300	15,714,253
Union Pacific Corp.	554,500	26,006,050
		41,720,303
TOTAL INDUSTRIALS		320,393,704
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.3%
Brocade Communications System, Inc. (a)	311,900	4,375,957
CIENA Corp. (a)	251,800	2,591,022
Cisco Systems, Inc. (a)	2,051,139	24,982,873
QUALCOMM, Inc. (a)	197,400	9,384,396
UTStarcom, Inc. (a)	384,500	6,248,125
		47,582,373
Computers & Peripherals - 3.3%
Dell Computer Corp. (a)	699,900	12,969,147
EMC Corp.	1,328,200	15,606,350
International Business Machines Corp.	787,200	72,658,560
Sun Microsystems, Inc. (a)	1,944,000	16,076,880
		117,310,937
Electronic Equipment & Instruments - 0.7%
Anritsu Corp.	370,000	2,585,789
Flextronics International Ltd. (a)	886,700	14,666,018
Kudelski SA (Bearer)	88,500	3,006,433
Kyocera Corp.	83,800	5,405,100
		25,663,340
Semiconductor Equipment & Products - 4.9%
Altera Corp. (a)	483,300	7,916,454
Analog Devices, Inc. (a)	446,500	14,600,550
Applied Materials, Inc. (a)	299,500	8,517,780
Applied Micro Circuits Corp. (a)	366,600	2,562,534
ASML Holding NV (NY Shares) (a)	437,900	4,908,859
Chartered Semiconductor Manufacturing Ltd. ADR (a)	391,400	6,751,650
Integrated Circuit Systems, Inc. (a)	341,280	4,361,558
Integrated Device Technology, Inc. (a)	331,500	6,669,780
Intel Corp.	2,908,400	59,447,696
International Rectifier Corp. (a)	403,300	10,981,859
LAM Research Corp. (a)	294,900	4,998,555
LTX Corp. (a)	956,300	13,015,243
Marvell Technology Group Ltd. (a)	302,400	4,339,440
Micrel, Inc. (a)	255,000	5,084,700
Micron Technology, Inc. (a)	637,340	12,001,112

	Shares	Value (Note 1)
Texas Instruments, Inc.	383,700	$ 9,584,826
Tokyo Electron Ltd.	93,400	3,267,593
Vitesse Semiconductor Corp. (a)	13,900	107,725
		179,117,914
Software - 6.1%
Adobe Systems, Inc.	170,800	4,095,784
BEA Systems, Inc. (a)	483,600	4,637,724
Cadence Design Systems, Inc. (a)	625,100	10,407,915
Micromuse, Inc. (a)	66,700	378,856
Microsoft Corp. (a)	3,424,100	175,211,196
Oracle Corp. (a)	1,270,000	15,976,600
PeopleSoft, Inc. (a)	535,400	9,658,616
Siebel Systems, Inc. (a)	166,700	2,168,767
		222,535,458
TOTAL INFORMATION TECHNOLOGY		592,210,022
MATERIALS - 1.7%
Chemicals - 0.5%
PPG Industries, Inc.	400,200	18,309,150
Metals & Mining - 0.2%
Nucor Corp.	150,200	5,962,940
Phelps Dodge Corp.	67,600	1,859,000
		7,821,940
Paper & Forest Products - 1.0%
Bowater, Inc.	229,930	10,121,519
Georgia-Pacific Group	898,100	25,856,299
		35,977,818
TOTAL MATERIALS		62,108,908
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.5%
AT&T Corp.	1,651,300	31,870,090
SBC Communications, Inc.	917,000	43,209,040
Verizon Communications, Inc.	994,000	53,785,340
		128,864,470
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	675,500	9,382,695
TOTAL TELECOMMUNICATION SERVICES		138,247,165
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	326,200	11,599,672
Northeast Utilities	111,500	2,088,395
		13,688,067
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.2%
Enron Corp.	308,700	$ 8,405,901
TOTAL UTILITIES		22,093,968
TOTAL COMMON STOCKS (Cost $3,929,721,027)		3,466,449,108
Cash Equivalents - 6.3%

Fidelity Cash Central Fund, 3.42% (b) (Cost $229,426,063)	229,426,063	229,426,063
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $4,159,147,090)		3,695,875,171
NET OTHER ASSETS - (1.5)%		(56,096,305)
NET ASSETS - 100%		$ 3,639,778,866
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 1,441,000
Pharmaceutical Resources, Inc.	8/21/01	$ 9,895,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,567,080,967 and $6,044,041,525, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $444,743 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,984,375 or 0.4% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $21,068,000. The weighted average interest rate was 5.79%. At period end there were no bank borrowings outstanding.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,228,462,423. Net unrealized depreciation aggregated $532,587,252, of which $456,170,298 related to appreciated investment securities and $988,757,550 related to depreciated investment securities.

The fund hereby designates approximately $1,034,187,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At September 30, 2001, the fund had a capital loss carryforward of approximately $78,295,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $672,021,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (including securities loaned of $42,103,390) (cost $4,159,147,090) - See accompanying schedule		$ 3,695,875,171
Receivable for investments sold		33,756,698
Receivable for fund shares sold		381,993
Dividends receivable		3,996,552
Interest receivable		741,290
Other receivables		20,071
Total assets		3,734,771,775
Liabilities
Payable to custodian bank	$ 77,997
Payable for investments purchased	49,303,643
Payable for fund shares redeemed	1,787,189
Accrued management fee	1,221,207
Distribution fees payable	1,355
Other payables and accrued expenses	229,418
Collateral on securities loaned, at value	42,372,100
Total liabilities		94,992,909
Net Assets		$ 3,639,778,866
Net Assets consist of:
Paid in capital		$ 4,879,772,616
Undistributed net investment income		25,986,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(802,695,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(463,284,285)
Net Assets		$ 3,639,778,866
Class O: Net Asset Value, offering price and redemption price per share ($3,633,309,887 ÷ 314,184,634 shares)		$11.56
Class N: Net Asset Value, offering price and redemption price per share ($6,468,979 ÷ 567,486 shares)		$11.40

Statement of Operations

	Year ended September 30, 2001
Investment Income Dividends		$ 46,143,153
Interest		6,793,569
Security lending		874,863
Total income		53,811,585
Expenses
Management fee Basic fee	$ 21,433,959
Performance adjustment	(3,382,426)
Transfer agent fees	324,326
Distribution fees	12,569
Accounting and security lending fees	694,765
Custodian fees and expenses	176,731
Registration fees	24,660
Audit	54,445
Legal	18,740
Interest	10,165
Miscellaneous	7,330
Total expenses before reductions	19,375,264
Expense reductions	(1,591,644)	17,783,620
Net investment income		36,027,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(772,382,897)
Foreign currency transactions	158,521	(772,224,376)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,269,673,880)
Assets and liabilities in foreign currencies	31,070	(1,269,642,810)
Net gain (loss)		(2,041,867,186)
Net increase (decrease) in net assets resulting from operations		$ (2,005,839,221)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 36,027,965	$ 56,734,083
Net realized gain (loss)	(772,224,376)	1,114,346,536
Change in net unrealized appreciation (depreciation)	(1,269,642,810)	(1,365,960,461)
Net increase (decrease) in net assets resulting from operations	(2,005,839,221)	(194,879,842)
Distributions to shareholders From net investment income	(35,509,009)	(114,858,565)
From net realized gain	(1,034,192,675)	(897,912,414)
Total distributions	(1,069,701,684)	(1,012,770,979)
Share transactions - net increase (decrease)	590,965,542	354,594,496
Total increase (decrease) in net assets	(2,484,575,363)	(853,056,325)
Net Assets
Beginning of period	6,124,354,229	6,977,410,554
End of period (including undistributed net investment income of $25,986,178 and $26,831,597, respectively)	$ 3,639,778,866	$ 6,124,354,229

Financial Highlights - Class O

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Income from Investment Operations
Net investment income C	.12	.20	.42	.44	.49
Net realized and unrealized gain (loss)	(6.74)	(.77)	4.13	1.56	6.36
Total from investment operations	(6.62)	(.57)	4.55	2.00	6.85
Less Distributions
From net investment income	(.13)	(.44)	(.42)	(.47)	(.45)
From net realized gain	(3.78)	(3.44)	(2.17)	(2.03)	(1.73)
Total distributions	(3.91)	(3.88)	(2.59)	(2.50)	(2.18)
Net asset value, end of period	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Total Return A, B	(34.55)%	(3.23)%	18.99%	8.72%	36.29%
Ratios to Average Net Assets
Expenses before expense reductions	.40%	.27%	.32%	.33%	.39%
Expenses net of voluntary waivers, if any	.40%	.27%	.32%	.33%	.39%
Expenses net of all reductions	.37% D	.25% D	.31% D	.33%	.38% D
Net investment income	.75%	.85%	1.55%	1.71%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742
Portfolio turnover rate	119%	145%	36%	27%	32%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Financial Highlights - Class N

Years ended September 30,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	(6.66)	(.74)	(1.39)
Total from investment operations	(6.68)	(.75)	(1.31)
Less Distributions
From net investment income	(.04)	(.36)	-
From net realized gain	(3.78)	(3.44)	-
Total distributions	(3.82)	(3.80)	-
Net asset value, end of period	$ 11.40	$ 21.90	$ 26.45
Total Return B, C	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets
Expenses before expense reductions	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.27% E	1.12% E	1.17% A, E
Net investment income (loss)	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	119%	145%	36%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 0.9%
Monaco Coach Corp. (a)(d)	1,504,050	$ 21,432,713
Winnebago Industries, Inc.	853,100	18,298,995
		39,731,708
Media - 1.8%
Adelphia Communications Corp. Class A (a)	208,200	4,622,040
Clear Channel Communications, Inc. (a)	101,200	4,022,700
Gannett Co., Inc.	212,600	12,779,386
General Motors Corp. Class H	323,000	4,305,590
Omnicom Group, Inc.	48,900	3,173,610
Tribune Co.	426,100	13,379,540
Viacom, Inc. Class B (non-vtg.) (a)	1,183,130	40,817,985
		83,100,851
Multiline Retail - 1.7%
BJ's Wholesale Club, Inc. (a)	539,900	25,704,639
Costco Wholesale Corp. (a)	651,900	23,181,564
Wal-Mart Stores, Inc.	548,500	27,150,750
		76,036,953
Specialty Retail - 1.2%
AutoZone, Inc. (a)	522,500	27,096,850
Home Depot, Inc.	400,000	15,348,000
O'Reilly Automotive, Inc. (a)	513,200	14,703,180
		57,148,030
TOTAL CONSUMER DISCRETIONARY		256,017,542
CONSUMER STAPLES - 10.8%
Beverages - 4.0%
PepsiCo, Inc.	467,700	22,683,450
The Coca-Cola Co.	3,381,800	158,437,330
		181,120,780
Food & Drug Retailing - 1.0%
Safeway, Inc. (a)	1,133,600	45,026,592
Food Products - 1.3%
Kraft Foods, Inc. Class A	869,600	29,888,152
Smithfield Foods, Inc. (a)	1,440,200	30,316,210
		60,204,362
Tobacco - 4.5%
Philip Morris Companies, Inc.	3,942,600	190,388,154
UST, Inc.	511,100	16,968,520
		207,356,674
TOTAL CONSUMER STAPLES		493,708,408
ENERGY - 4.3%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	140,200	4,058,790
BJ Services Co. (a)	232,900	4,143,291
Halliburton Co.	209,600	4,726,480

	Shares	Value (Note 1)
Noble Drilling Corp. (a)	114,000	$ 2,736,000
Rowan Companies, Inc. (a)	531,600	6,581,208
		22,245,769
Oil & Gas - 3.8%
BP PLC sponsored ADR	307,812	15,135,116
Chevron Corp.	948,100	80,351,475
Exxon Mobil Corp.	1,962,800	77,334,320
		172,820,911
TOTAL ENERGY		195,066,680
FINANCIALS - 8.9%
Banks - 0.5%
Mizuho Holdings, Inc.	5,460	21,021,092
Diversified Financials - 7.6%
Charles Schwab Corp.	631,000	7,256,500
Daiwa Securities Group, Inc.	6,349,000	43,892,486
Fannie Mae	682,900	54,672,974
Freddie Mac	1,360,240	88,415,600
Goldman Sachs Group, Inc.	172,800	12,329,280
J.P. Morgan Chase & Co.	591,400	20,196,310
Morgan Stanley Dean Witter & Co.	1,120,100	51,916,635
Nikko Securities Co. Ltd.	7,048,000	37,340,008
Nomura Securities Co. Ltd.	2,266,000	29,529,312
TeraBeam Labs Investors LLC (f)	19,200	384
		345,549,489
Real Estate - 0.8%
Mack-Cali Realty Corp.	396,400	12,288,400
Reckson Associates Realty Corp.	444,600	10,737,090
Vornado Realty Trust	392,100	15,566,370
		38,591,860
TOTAL FINANCIALS		405,162,441
HEALTH CARE - 22.7%
Biotechnology - 3.1%
Amgen, Inc. (a)	1,461,400	85,886,478
Biogen, Inc. (a)	163,000	9,059,540
COR Therapeutics, Inc. (a)	710,900	16,087,667
Geneva Proteomics (f)	255,000	2,805,000
Human Genome Sciences, Inc. (a)	715,300	22,109,923
Protein Design Labs, Inc. (a)	93,000	4,392,390
		140,340,998
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc.	399,300	870,474
Biomet, Inc.	927,187	27,120,220
Guidant Corp. (a)	1,152,100	44,355,850
Zimmer Holdings, Inc. (a)	488,967	13,568,834
		85,915,378
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	1,501,031	$ 111,001,242
Service Corp. International (SCI) (a)	2,229,800	13,423,396
		124,424,638
Pharmaceuticals - 15.0%
Allergan, Inc.	40,300	2,671,890
Barr Laboratories, Inc. (a)	680,400	53,792,424
Bristol-Myers Squibb Co.	4,248,272	236,033,992
Forest Laboratories, Inc. (a)	610,600	44,048,684
ImClone Systems, Inc. (a)	60,000	3,393,000
Johnson & Johnson	1,634,700	90,562,380
Pfizer, Inc.	5,578,400	223,693,840
Pharmaceutical Resources, Inc. (a)	175,700	6,281,275
Sanofi-Synthelabo SA	407,400	26,520,589
		686,998,074
TOTAL HEALTH CARE		1,037,679,088
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	2,465,600	65,091,840
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	627,700	29,696,487
Electrical Equipment - 0.4%
Molex, Inc. Class A (non-vtg.)	673,800	16,373,340
Industrial Conglomerates - 2.5%
General Electric Co.	2,093,600	77,881,920
Minnesota Mining & Manufacturing Co.	380,100	37,401,840
		115,283,760
TOTAL INDUSTRIALS		226,445,427
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.2%
CIENA Corp. (a)	902,100	9,282,609
Cisco Systems, Inc. (a)	2,126,600	25,901,988
JDS Uniphase Corp. (a)	2,636,200	16,660,784
Nokia Corp. sponsored ADR	81,700	1,278,605
		53,123,986
Computers & Peripherals - 2.3%
Dell Computer Corp. (a)	610,000	11,303,300
Hutchinson Technology, Inc. (a)(d)	2,081,400	37,048,920
International Business Machines Corp.	179,500	16,567,850
Maxtor Corp. (a)	4,626,600	16,516,962
NEC Corp.	629,000	5,122,339
Sun Microsystems, Inc. (a)	20,400	168,708
Western Digital Corp. (a)(d)	9,109,700	19,768,049
		106,496,128

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 2.8%
Arrow Electronics, Inc. (a)	2,689,500	$ 56,102,970
Ingram Micro, Inc. Class A (a)(d)	5,467,500	70,530,750
		126,633,720
Internet Software & Services - 0.1%
Check Point Software Technologies Ltd. (a)	216,600	4,769,532
Yahoo!, Inc. (a)	234,900	2,069,469
		6,839,001
Semiconductor Equipment & Products - 2.1%
Agere Systems, Inc. Class A	4,182,400	17,273,312
Chartered Semiconductor Manufacturing Ltd. ADR (a)	163,000	2,811,750
Infineon Technologies AG sponsored ADR	1,035,200	12,826,128
Intel Corp.	2,088,500	42,688,940
International Rectifier Corp. (a)	267,900	7,294,917
Oak Technology, Inc. (a)	931,200	7,263,360
Tokyo Electron Ltd.	177,200	6,199,331
United Microelectronics Corp. sponsored ADR	12,300	65,436
Virata Corp. (a)	108,800	1,085,824
		97,508,998
Software - 8.4%
Cadence Design Systems, Inc. (a)	254,300	4,234,095
i2 Technologies, Inc. (a)	1,835,600	6,314,464
Inktomi Corp. (a)	2,233,100	6,118,694
Microsoft Corp. (a)	7,038,100	360,139,576
VERITAS Software Corp. (a)	254,000	4,683,760
		381,490,589
TOTAL INFORMATION TECHNOLOGY		772,092,422
MATERIALS - 8.8%
Chemicals - 0.4%
Lyondell Chemical Co.	1,600,800	18,329,160
Construction Materials - 0.5%
Florida Rock Industries, Inc.	737,000	23,244,980
Metals & Mining - 5.1%
Alcan, Inc.	1,771,400	53,208,202
Alcoa, Inc.	1,482,400	45,969,224
Barrick Gold Corp.	2,081,400	36,375,389
Nucor Corp.	1,076,900	42,752,930
Phelps Dodge Corp.	294,700	8,104,250
Placer Dome, Inc.	2,576,200	33,371,312
USX - U.S. Steel Group	819,000	11,449,620
		231,230,927
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 2.8%
Bowater, Inc.	1,314,900	$ 57,881,898
International Paper Co.	2,070,800	72,063,840
		129,945,738
TOTAL MATERIALS		402,750,805
TELECOMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 9.4%
ALLTEL Corp.	552,030	31,990,139
AT&T Corp.	7,863,000	151,755,900
BellSouth Corp.	2,766,200	114,935,610
Qwest Communications International, Inc.	1,533,800	25,614,460
SBC Communications, Inc.	2,165,400	102,033,648
TeraBeam Networks (f)	19,200	19,200
		426,348,957
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	654,500	5,654,880
TOTAL TELECOMMUNICATION SERVICES		432,003,837
TOTAL COMMON STOCKS (Cost $4,240,611,678)		4,220,926,650
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (f) (Cost $465,480)	27,000	42,660
Corporate Bonds - 0.4%
Moody's Ratings (unaudited)		Principal Amount
CONVERTIBLE BONDS - 0.4%
FINANCIALS - 0.3%
Diversified Financials - 0.3%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (e)	Baa3	$ 19,620,000	14,793,480
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Exodus Communications, Inc. 5.25% 2/15/08 (g)	C	60,980,000	762,250

Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (e)	-	$ 1,525,000	$ 1,753,750
TOTAL INFORMATION TECHNOLOGY			2,516,000
TOTAL CONVERTIBLE BONDS			17,309,480
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (c)	Caa1	5,000,000	3,200,000
TOTAL CORPORATE BONDS (Cost $30,430,620)			20,509,480
Cash Equivalents - 9.0%
	Shares
Fidelity Cash Central Fund, 3.42% (b) (Cost $408,546,691)	408,546,691	408,546,691
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $4,680,054,469)		4,650,025,481
NET OTHER ASSETS - (1.9)%		(87,911,909)
NET ASSETS - 100%		$ 4,562,113,572
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Affiliated company.

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bethlehem Steel Corp.	$ 1,755,523	$ 3,578,724	$ -	$ -
Hutchinson Technology, Inc.	13,510,232	-	-	37,048,920
Ingram Micro, Inc. Class A	21,709,128	-	-	70,530,750
Monaco Coach Corp.	1,066,782	-	-	21,432,713
Western Digital Corp.	284,678	-	-	19,768,049
TOTALS	$ 38,326,343	$ 3,578,724	$ -	$ 148,780,432

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,547,230 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneva Proteomics	7/7/00	$ 1,402,500
TeraBeam Labs Investors LLC	7/12/01	$ 384
TeraBeam Networks	4/7/00	$ 72,000
(g) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,049,513,249 and $10,034,534,141, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $717,887 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,867,244 or 0.1% of net assets.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,748,320,676. Net unrealized depreciation aggregated $98,295,195, of which $420,476,916 related to appreciated investment securities and $518,772,111 related to depreciated investment securities.

The fund hereby designates approximately $700,450,000 as a capital gain dividend for the purpose of the divided paid deduction.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $264,331,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (including securities loaned of $4,407,382) (cost $4,680,054,469) - See accompanying schedule		$ 4,650,025,481
Cash		666,908
Receivable for investments sold		116,552,084
Receivable for fund shares sold		304,410
Dividends receivable		4,921,619
Interest receivable		1,339,199
Other receivables		13,175
Total assets		4,773,822,876
Liabilities
Payable for investments purchased	$ 203,702,992
Payable for fund shares redeemed	391,702
Accrued management fee	1,327,241
Distribution fees payable	7,951
Other payables and accrued expenses	300,418
Collateral on securities loaned, at value	5,979,000
Total liabilities		211,709,304
Net Assets		$ 4,562,113,572
Net Assets consist of:
Paid in capital		$ 4,951,616,733
Undistributed net investment income		32,312,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(391,766,778)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(30,049,264)
Net Assets		$ 4,562,113,572
Class O: Net Asset Value, offering price and redemption price per share ($4,523,725,033 ÷ 446,022,099 shares)		$10.14
Class N: Net Asset Value, offering price and redemption price per share ($38,388,539 ÷ 3,849,909 shares)		$9.97

Statement of Operations

	Year ended September 30, 2001
Investment Income Dividends		$ 48,150,123
Interest		16,709,731
Security lending		846,770
Total income		65,706,624
Expenses
Management fee Basic fee	$ 31,110,046
Performance adjustment	(175,545)
Transfer agent fees	402,999
Distribution fees	73,007
Accounting and security lending fees	730,185
Non-interested trustees' compensation	688
Custodian fees and expenses	244,761
Registration fees	28,610
Audit	46,672
Legal	20,198
Miscellaneous	26,056
Total expenses before reductions	32,507,677
Expense reductions	(2,786,517)	29,721,160
Net investment income		35,985,464
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $(406,518) on sales of investments in affiliated issuers)	(177,636,801)
Foreign currency transactions	(42,913)	(177,679,714)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,597,659,374)
Assets and liabilities in foreign currencies	(1,704)	(1,597,661,078)
Net gain (loss)		(1,775,340,792)
Net increase (decrease) in net assets resulting from operations		$ (1,739,355,328)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 35,985,464	$ 22,490,888
Net realized gain (loss)	(177,679,714)	532,374,207
Change in net unrealized appreciation (depreciation)	(1,597,661,078)	508,078,196
Net increase (decrease) in net assets resulting from operations	(1,739,355,328)	1,062,943,291
Distributions to shareholders From net investment income	(31,124,388)	(39,217,077)
From net realized gain	(702,043,526)	(509,476,717)
Total distributions	(733,167,914)	(548,693,794)
Share transactions - net increase (decrease)	772,468,684	520,091,432
Total increase (decrease) in net assets	(1,700,054,558)	1,034,340,929
Net Assets
Beginning of period	6,262,168,130	5,227,827,201
End of period (including undistributed net investment income of $32,312,881 and $25,557,974, respectively)	$ 4,562,113,572	$ 6,262,168,130

Financial Highlights - Class O

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Income from Investment Operations
Net investment income C	.08	.06	.12	.18	.27
Net realized and unrealized gain (loss)	(4.19)	2.85	3.73	.71	3.52
Total from investment operations	(4.11)	2.91	3.85	.89	3.79
Less Distributions
From net investment income	(.08)	(.11)	(.12)	(.25)	(.25)
From net realized gain	(1.80)	(1.43)	(3.04)	(.97)	(.75)
Total distributions	(1.88)	(1.54)	(3.16)	(1.22)	(1.00)
Net asset value, end of period	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Total Return A, B	(27.64)%	20.25%	30.06%	6.64%	34.72%
Ratios to Average Net Assets
Expenses before expense reductions	.60%	.58%	.48%	.48%	.54%
Expenses net of voluntary waivers, if any	.60%	.58%	.48%	.48%	.54%
Expenses net of all reductions	.55% D	.56% D	.47% D	.48%	.53% D
Net investment income	.67%	.37%	.79%	1.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144
Portfolio turnover rate	196%	113%	77%	106%	35%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Financial Highlights - Class N

Years ended September 30,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	(.03)	(.08)	.00
Net realized and unrealized gain (loss)	(4.14)	2.83	(.63)
Total from investment operations	(4.17)	2.75	(.63)
Less Distributions
From net investment income	-	(.10)	-
From net realized gain	(1.80)	(1.43)	-
Total distributions	(1.80)	(1.53)	-
Net asset value, end of period	$ 9.97	$ 15.94	$ 14.72
Total Return B, C	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets
Expenses before expense reductions	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.44% E	1.43% E	1.33% A, E
Net investment income (loss)	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	196%	113%	77%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-
dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the funds or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales and excise tax regulations.

In addition, the funds will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .17% and .30% for the Destiny I and Destiny II funds, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. Effective July 1, 1999 each fund's performance adjustment was phased out over an 18 month period. During the phase out period the performance adjustment could decrease, but not increase, the management fee owed by the funds. After December 31, 2000, no performance adjustment was applied to the basic fee. For the period, the management fees were equivalent to the following annual rates expressed as a percentage of average net assets after the performance adjustment:

Destiny I	.38%
Destiny II	.57%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

Paid to FDC
Destiny I	$ 12,569
Destiny II	$ 73,007

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 292,333.01
Class N	31,993.63
	$ 324,326
Destiny II	Amount	% of Average Net Assets
Class O	$ 218,823.01
Class N	184,176.63
	$ 402,999

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 10,864,027
Destiny II	$ 18,890,222

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 1,572,435	$ -	$ -
Class O	-	-	19,209
Destiny II	$ 2,771,276	$ 3,958	$ -
Class O	-	-	11,283

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I

	Years ended September 30,
	2001	2000
From net investment income
Class O	$ 35,501,102	$ 114,852,495
Class N	7,907	6,070
Total	$ 35,509,009	$ 114,858,565
From net realized gain
Class O	$ 1,033,475,114	$ 897,856,524
Class N	717,561	55,890
Total	$ 1,034,192,675	$ 897,912,414
	$ 1,069,701,684	$ 1,012,770,979

Destiny II

	Years ended September 30,
	2001	2000
From net investment income
Class O	$ 31,124,388	$ 39,189,835
Class N	-	27,242
Total	$ 31,124,388	$ 39,217,077
From net realized gain
Class O	$ 699,284,611	$ 509,166,630
Class N	2,758,915	310,087
Total	$ 702,043,526	$ 509,476,717
	$ 733,167,914	$ 548,693,794

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Destiny I

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2001	2000	2001	2000
Class O Shares sold	10,684,344	10,121,533	$ 163,882,083	$ 247,091,425
Reinvestment of distributions	57,185,298	36,918,705	892,089,670	880,880,397
Shares redeemed	(30,751,922)	(32,842,158)	(471,359,914)	(776,372,755)
Net increase (decrease)	37,117,720	14,198,080	$ 584,611,839	$ 351,599,067
Class N Shares sold	407,590	135,884	$ 6,031,201	$ 3,103,245
Reinvestment of distributions	46,623	2,602	721,734	59,465
Shares redeemed	(27,460)	(7,425)	(399,232)	(167,281)
Net increase (decrease)	426,753	131,061	$ 6,353,703	$ 2,995,429

Destiny II

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2001	2000	2001	2000
Class O Shares sold	33,276,875	45,411,519	$ 410,790,176	$ 716,733,769
Reinvestment of distributions	56,257,158	34,359,293	700,402,602	527,413,256
Shares redeemed	(30,459,153)	(46,803,164)	(370,432,873)	(741,499,830)
Net increase (decrease)	59,074,880	32,967,648	$ 740,759,905	$ 502,647,195
Class N Shares sold	2,593,284	1,137,584	$ 31,000,468	$ 18,003,674
Reinvestment of distributions	223,123	22,042	2,751,105	336,797
Shares redeemed	(172,711)	(56,991)	(2,042,794)	(896,234)
Net increase (decrease)	2,643,696	1,102,635	$ 31,708,779	$ 17,444,237

11. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities of Destiny I and Destiny II (funds of Fidelity Destiny Portfolios), including the portfolios of investments, as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I and Destiny II as of September 30, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 16, 2001

Annual Report

Distributions

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Destiny I	8.70%
Destiny II	9.10%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Destiny I: Class O	100%
Destiny I: Class N	100%
Destiny II: Class O	100%

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N
Destiny II - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS

Edward C. Johnson 3d, President
Abigail P. Johnson, Senior Vice President
Karen Firestone, Vice President (Destiny I)
Adam Hetnarski, Vice President (Destiny II)
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Paul F. Maloney, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Abigail P. Johnson
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *

ADVISORY BOARD

Robert C. Pozen
William S. Stavropoulos

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

* Independent trustees

(Recycle graphic)   Printed on recycled paper DESN-ANN-1101
6i-148740 1.730525.102

Fidelity
DestinySM
Portfolios:

Destiny I - Class O
Destiny II - Class O

Annual Report

September 30, 2001

DESTINY

Annual Report

Contents

Annual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in DestinySM I: Class O on September 30, 1991. As the chart shows, by September 30, 2001, the value of the investment would have grown to $26,697 - a 166.97% increase on the initial investment. For comparison, look at how the S&P 500® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,059 - a 230.59% increase.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-34.55%	11.66%	166.97%
S&P 500	-26.62%	62.71%	230.59%
LipperSM Growth Funds Average	-34.15%	42.23%	183.17%

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-34.55%	2.23%	10.32%
$50/month 15-Year Plan	-61.79%	6.36%	15.29%
S&P 500	-26.62%	10.23%	12.70%
Lipper Growth Funds Average	-34.15%	6.78%	10.51%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,755 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2001, the one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -27.41%, 45.20%, and 183.99%, respectively; and the one year, five year, and 10 year average annual total returns were -27.41%, 7.55%, and 10.77%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were -32.58%, 42.47%, and 177.55%, respectively; and the one year, five year and 10 year average annual total returns were -32.58%, 7.05%, and 10.50%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class O on September 30, 1991. As the chart shows, by September 30, 2001, the value of the investment would have grown to $38,318 - a 283.18% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,059 - a 230.59% increase.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	-27.64%	62.58%	283.18%
S&P 500	-26.62%	62.71%	230.59%
Lipper Growth Funds Average	-34.15%	42.23%	183.17%

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	-27.64%	10.21%	14.38%
$50/month 15-Year Plan	-58.77%	11.99%	18.50%
S&P 500	-26.62%	10.23%	12.70%
Lipper Growth Funds Average	-34.15%	6.78%	10.51%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired by the general public only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,755 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger) The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2001, the one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -27.41%, 45.20%, and 183.99%, respectively; and the one year, five year, and 10 year average annual total returns were -27.41%, 7.55%, and 10.77%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were -32.58%, 42.47%, and 177.55%, respectively; and the one year, five year and 10 year average annual total returns were -32.58%, 7.05%, and 10.50%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates, hoping to ease the terms by which corporate America could borrow funds to expand. The Fed reduced the federal funds rate - the interest rate commercial banks charge each other on overnight loans - on eight occasions to its lowest level in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending and boost the economy. Elsewhere, mortgage rates reached their lowest levels in more than a decade, allowing consumers to refinance their homes with lower monthly mortgage costs and more disposable income. Through the end of the period, however, it was too soon to measure the effects of these efforts. Meanwhile, the tragic terrorist attacks on September 11, 2001, added further duress to the economy and the equity market. Prior to the attacks, economists had been predicting gross domestic product - the total value of goods and services produced in the U.S. economy - to grow at a modest rate of slightly more than 1% in the second half of 2001. At period end, however, a consensus of economists expected the U.S.'s $10 trillion economy to shrink by nearly 1% instead, due to a rapid slowdown in a widespread number of areas, including the airline, aerospace, hotel, gaming, automobile, media and insurance industries.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. For the 12 months that ended September 30, 2001, the fund's Class O shares returned -34.55%. In comparison, the Standard & Poor's 500 Index declined 26.62% and the growth funds average tracked by Lipper Inc. fell 34.15%.

Q. What factors weighed on performance during the past year?

A. Uncertainty ravaged riskier assets, such as growth stocks, during the period. A sluggish global economy, further weakened by the tragic events of September 11 in the U.S., teamed with declining corporate profitability to induce a dramatic flight to safety by wary investors seeking stable earnings. The same technology companies that led the bull run for the past few years were derailed as the market chose value investing. Although I maintained a bias toward growth during the period, my posture became increasingly more conservative. That said, the fund was still a bit more aggressive overall than the S&P 500 and our average growth fund peer, which took a toll on relative performance. With technology fundamentals languishing, I turned to other areas of the market with seemingly more attractive relative growth, such as health care. While some segments of health care - namely hospital management companies and generic drug makers - worked nicely during the 12-month period, pharmaceutical and biotechnology stocks underperformed. Sizable positions in some of these companies, including large-cap drug stocks Merck and Pfizer, detracted from results despite the historic defensive quality of the companies.

Q. What else pressured returns?

A. The continued erosion in technology was a big negative for us. Although I shed some of the fund's tech exposure during the period, which helped, performance suffered from maintaining positions in a handful of names that continued to trend lower with the economy. In hindsight, I should have divested these positions in the second quarter and ignored "bottom calls" from companies and economists alike hinting the worst was over. With the Federal Reserve Board aggressively easing monetary policy and many companies indicating that their fundamentals were potentially bottoming, I believed we'd see some improvement from those sectors that had underperformed quite dramatically. As it turned out, those expectations were simply too optimistic. Media stocks, particularly AOL Time Warner, felt the brunt of a protracted slowdown, as did retailers such as the Gap, which was hurt by slowing consumer spending. Banks, on the other hand, despite concerns about credit quality in a deteriorating economy, had positive returns helped by the Fed's eight interest-rate cuts. The fund was underexposed to this group, which hurt. The market embraced stocks with lower price-to-earnings (P/E) ratios, such as cyclicals, which commonly are seen as "value" names. The fund was underweighted in such traditional value sectors as industrials and materials.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview - continued

Q. As a large-cap growth investor, where did you turn for performance as the market rotated away from your investment style?

A. I became as conservative as I felt was appropriate, without changing my stripes. I raised the fund's exposure to more defensive market segments, such as consumer staples, that housed companies with real earnings power and that were inexpensive on a P/E basis. Tobacco stocks, such as Philip Morris, gave us a lift, as did financial stocks Fannie Mae and Freddie Mac, and such health care service providers as Tenet Healthcare. The fund no longer held Tenet Healthcare at the close of the period.

Q. What's your outlook?

A. The timing of the economic recovery is the major issue right now, particularly as it relates to technology and telecommunications, currently the two weakest industries. Unemployment poses a big threat to the economy, as does the impact that fear and uncertainty may have on both consumer and business spending in the wake of September's terrorist attacks. One of my challenges is to own those stocks in the more aggressive market segments where valuations are very attractive, even if the ultimate turn in business conditions is still a few quarters away. I want to be sure that the fund benefits when this part of the market rebounds. In addition, I must balance the fund with stocks in many other industry groups that currently are showing strong fundamentals and are expected to outperform based on their earnings potential.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-1.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of September 30, 2001, more than $3.6 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund and Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone discusses some of her key strategies:

"I continue to add to positions in good companies with sustainable earnings power that I feel are oversold, forcing their prices down. These generally are companies whose P/E-to-growth rate is lower than that of the market. I've tried to take advantage of price movement over the past few months because, with the market being as volatile as it's been, we have the chance to buy stocks at huge discounts and see some gains as the market swings back in their favor and the economy recovers.

"In my opinion, earnings this quarter are almost a write-off because of the weak economy and aftermath of September 11. Perhaps we'll start seeing a few pockets of strength next quarter, which will hopefully expand in early-to-mid 2002, and I've been adding positions in the names where I see this occurring. However, I do not want to pay now for earnings that may be pushed out over a year in the future. We need to remain diversified as the market moves its focus from sector to sector.

"I began to lower the fund's market cap in recent months away from the mega-cap names that I felt were still very expensive. I've become less comfortable paying a premium for their size, particularly when it comes with significant multinational exposure and, thus, high sensitivity to global economic weakness. My strategy may change as the market begins to care about safety in name - typically represented by large, well-known, seasoned companies - amid the uncertain environment. Most important, though, is the strength in fundamentals.

"I continue to overweight technology because I don't want to get too defensive about the sector at this point in the cycle. I'm currently focused on companies such as Microsoft, IBM and Intel, real companies with real products selling at depressed P/E multiples, and where I have no problem with their business strategy or survivability.

"We may be entering a period when stock prices are so cheap that I can justify buying them, even given the worst-case scenario on their fundamentals. It's at that point when you just have to take the plunge and buy, wait for things to improve and hope that your downside is very limited. Until now, it seems like all we've seen is continued downside, but that is what leads to oversold situations."

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates, hoping to ease the terms by which corporate America could borrow funds to expand. The Fed reduced the federal funds rate - the interest rate commercial banks charge each other on overnight loans - on eight occasions to its lowest level in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending and boost the economy. Elsewhere, mortgage rates reached their lowest levels in more than a decade, allowing consumers to refinance their homes with lower monthly mortgage costs and more disposable income. Through the end of the period, however, it was too soon to measure the effects of these efforts. Meanwhile, the tragic terrorist attacks on September 11, 2001, added further duress to the economy and the equity market. Prior to the attacks, economists had been predicting gross domestic product - the total value of goods and services produced in the U.S. economy - to grow at a modest rate of slightly more than 1% in the second half of 2001. At period end, however, a consensus of economists expected the U.S.'s $10 trillion economy to shrink by nearly 1% instead, due to a rapid slowdown in a widespread number of areas, including the airline, aerospace, hotel, gaming, automobile, media and insurance industries.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Destiny II

Q. How did the fund perform, Adam?

A. It slightly trailed the overall market, but outperformed its peer group average. For the 12 months ending September 30, 2001, the fund's Class O shares had a total return of -27.64%, compared with -26.62% for the Standard & Poor's 500 Index and -34.15% for the Lipper growth funds average.

Q. Why did the fund underperform the S&P 500 but beat its peer group so decisively?

A. Much of the underperformance was due to my decision to give the fund a more aggressive tilt in the final quarter of 2000. I underestimated the severity of the economic slowdown, but the situation was exacerbated by the drawn-out presidential election, which intensified investors' feelings of uncertainty about the future. The stock market dislikes uncertainty, and this was reflected in the weakness of share prices, especially growth stocks. Another factor holding back the fund's relative performance was a substantial underweighting in financial stocks, which held up better than most other sectors during the period. I suspect that the fund's favorable showing compared with its Lipper peer group was due to the fund's lower concentration of growth stocks. I used the bounce that occurred in January 2001 as an opportunity to scale back the fund's exposure to the growth sector and to emphasize stocks offering stable earnings growth, which investors preferred for most of the period.

Q. Why did you underweight financial stocks to such a degree?

A. As a result of the more severe economic downturn, banks were holding many commercial loans that might have to be written off as uncollectible at some point in the not-too-distant future. The airline, travel and leisure, construction and telecommunications industries were just some of the areas of concern for problem loans. Also, many financial stocks were richly valued because of the Federal Reserve Board's aggressive easing during the period - eight interest-rate cuts in the first nine months of 2001. When short-term interest rates fall, it benefits lending institutions, which borrow money from their customers on a short-term basis and lend for the longer term.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview - continued

Q. Which stocks contributed most to the fund's performance?

A. Philip Morris was the top contributor because it was a fairly big position for the fund, and investors were attracted to the stock because of its relatively stable earnings growth. Also helping was the election of George W. Bush in the 2000 presidential contest, as he was considered less likely than his opponent to pursue litigation against the tobacco companies. Fannie Mae and Freddie Mac jointly represented most of the fund's position in financial stocks. As GSEs (government-sponsored enterprises) that buy portfolios of mortgages from lending institutions, Fannie and Freddie offered minimal credit risk and relatively steady earnings growth. Another stock that aided performance, Cardinal Health, is a pharmaceutical distributor that was well-positioned to profit from the increasing demand for generic drugs.

Q. Which stocks detracted from performance?

A. The list of detractors was crowded with technology stocks, most notably network equipment manufacturer Cisco Systems, business-to-business software provider Ariba, high-end workstation vendor Sun Microsystems and data storage firm EMC. All were swept lower in the vortex of pessimism that accompanied a rapidly slowing economy. I sold both Ariba and EMC during the period.

Q. What's your outlook, Adam?

A. Following the terrorist attacks of September 11, which occurred close to the end of the period, I am much more cautious about my short-term outlook for the economy and the market. However, I also should point out that the Fed appears ready to continue providing an accommodative monetary environment. Moreover, President Bush has been meeting with Congressional leaders to discuss a fiscal stimulus package designed to get the economy going again. So when I look at the longer-term prospects, I'm actually fairly optimistic. The trick will be deciding when to move the fund back to a more aggressive stance, and I will be considering that issue very closely in the days to come.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-1.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of September 30, 2001, more than $4.5 billion

Manager: Adam Hetnarski, since 2000; manager, Fidelity Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on predicting the next PC cycle:

"Despite the terrible news we've all been inundated with recently, I still think there will be a surge of personal computer (PC) buying in the foreseeable future. The last surge began near the end of 1998, as PC users attempted to upgrade their equipment well in advance of any possible calendar problems associated with Y2K. In recent years PC cycles have tended to last approximately three years, so we are approaching the three-year anniversary of the last buying spree. The three-year horizon is only valuable as a rough guideline, though. Back in the early 1990s, the PC cycle was closer to five years.

"Another factor to consider is that Microsoft has a new version of its operating system on the market - Windows XP. Historically, new versions of Windows have prompted a wave of hardware purchases because each successive version of the software is more sophisticated and contains more lines of code, requiring faster processors, more RAM (random access memory) and other enhancements. Moreover, Windows XP unites Microsoft's corporate and consumer operating systems in one product. Thus, the new software likely will influence both corporate and consumer buying patterns at roughly the same time.

"Finally, the computer game market continues to grow by leaps and bounds. The newest games demand faster processor speeds and more sophisticated graphics capabilities. Consequently, there are numerous reasons for optimism about PC sales going forward. A robust PC market would do a lot to improve investor psychology, which has been battered by so many negative events in the recent past. When the overall market environment is negative for sustained periods of time, it's easy to lose your perspective and miss the positive fundamentals underlying certain sectors. The PC cycle is just one example of many recurring phenomena that we at Fidelity look at in our constant search for profitable investments."

Annual Report

Investment Changes

Top Ten Equity Holdings - Destiny I

as of September 30, 2001	as of March 31, 2001
Microsoft Corp.	Microsoft Corp.
Pfizer, Inc.	General Electric Co.
General Electric Co.	Exxon Mobil Corp.
Philip Morris Companies, Inc.	Merck & Co., Inc.
Exxon Mobil Corp.	Fannie Mae
Bristol-Myers Squibb Co.	Pfizer, Inc.
Wal-Mart Stores, Inc.	Philip Morris Companies, Inc.
AOL Time Warner, Inc.	AOL Time Warner, Inc.
Fannie Mae	American International Group, Inc.
Merck & Co., Inc.	Bristol-Myers Squibb Co.

Top Ten Equity Holdings - Destiny II

as of September 30, 2001	as of March 31, 2001
Microsoft Corp.	General Electric Co.
Bristol-Myers Squibb Co.	Microsoft Corp.
Pfizer, Inc.	Bristol-Myers Squibb Co.
Philip Morris Companies, Inc.	American International Group, Inc.
The Coca-Cola Co.	Fannie Mae
AT&T Corp.	Philip Morris Companies, Inc.
BellSouth Corp.	Exxon Mobil Corp.
Cardinal Health, Inc.	Freddie Mac
SBC Communications, Inc.	Dell Computer Corp.
Johnson & Johnson	Cardinal Health, Inc.

Top Five Market Sectors - Destiny I

as of September 30, 2001	% of fund's net assets	as of March 31, 2001	% of fund's net assets
Health Care	19.6%	Information Technology	18.5%
Information Technology	16.3%	Health Care	18.2%
Financials	14.0%	Financials	15.8%
Consumer Discretionary	13.1%	Consumer Discretionary	12.2%
Consumer Staples	10.5%	Consumer Staples	10.0%

Top Five Market Sectors - Destiny II

as of September 30, 2001	% of fund's net assets	as of March 31, 2001	% of fund's net assets
Health Care	22.7%	Information Technology	20.3%
Information Technology	17.0%	Financials	18.8%
Consumer Staples	10.8%	Health Care	15.9%
Telecommunication Services	9.5%	Materials	10.7%
Financials	9.2%	Industrials	7.6%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
TRW, Inc.	379,900	$ 11,328,618
Hotels, Restaurants & Leisure - 1.6%
Hilton Hotels Corp.	1,124,300	8,825,755
McDonald's Corp.	1,578,000	42,826,920
Starwood Hotels & Resorts Worldwide, Inc. unit	253,900	5,585,800
		57,238,475
Household Durables - 1.0%
Champion Enterprises, Inc. (a)	1,179,300	8,196,135
Fortune Brands, Inc.	385,300	12,907,550
Sony Corp. sponsored ADR	262,200	8,705,040
Standard Pacific Corp.	416,110	8,118,306
		37,927,031
Leisure Equipment & Products - 0.3%
Mattel, Inc.	702,500	11,001,150
Media - 4.8%
AOL Time Warner, Inc. (a)	2,322,400	76,871,440
Comcast Corp. Class A (special) (a)	261,200	9,369,244
EchoStar Communications Corp. Class A (a)	368,690	8,579,416
Gannett Co., Inc.	69,900	4,201,689
Grupo Televisa SA de CV sponsored ADR (a)	506,900	14,548,030
RTL Group	224,065	6,119,999
Tribune Co.	796,920	25,023,288
Viacom, Inc. Class B (non-vtg.) (a)	447,865	15,451,343
Vivendi Universal SA sponsored ADR	172,780	8,008,353
Walt Disney Co.	437,990	8,155,374
		176,328,176
Multiline Retail - 3.5%
Big Lots, Inc.	1,233,300	10,224,057
BJ's Wholesale Club, Inc. (a)	379,000	18,044,190
Costco Wholesale Corp. (a)	308,000	10,952,480
Dillard's, Inc. Class A	681,100	8,970,087
Wal-Mart Stores, Inc.	1,583,000	78,358,500
		126,549,314
Specialty Retail - 1.2%
Best Buy Co., Inc. (a)	107,533	4,887,375
Gap, Inc.	951,680	11,372,576
Lowe's Companies, Inc.	328,050	10,382,783
Pacific Sunwear of California, Inc. (a)	154,000	2,117,500
Staples, Inc. (a)	978,200	13,058,970
		41,819,204
Textiles & Apparel - 0.4%
Fossil, Inc. (a)	188,800	2,966,048
The Swatch Group AG (Reg.)	680,393	10,076,786
		13,042,834
TOTAL CONSUMER DISCRETIONARY		475,234,802

	Shares	Value (Note 1)
CONSUMER STAPLES - 10.5%
Beverages - 3.9%
Anheuser-Busch Companies, Inc.	944,100	$ 39,538,908
PepsiCo, Inc.	740,600	35,919,100
The Coca-Cola Co.	1,431,700	67,075,145
		142,533,153
Food Products - 0.8%
General Mills, Inc.	327,800	14,914,900
Kellogg Co.	510,600	15,318,000
		30,232,900
Household Products - 1.0%
Procter & Gamble Co.	472,200	34,371,438
Personal Products - 1.2%
Alberto-Culver Co. Class B	496,810	19,320,941
Gillette Co.	777,100	23,157,580
		42,478,521
Tobacco - 3.6%
Philip Morris Companies, Inc.	2,227,470	107,564,526
UST, Inc.	736,500	24,451,800
		132,016,326
TOTAL CONSUMER STAPLES		381,632,338
ENERGY - 6.8%
Energy Equipment & Services - 0.9%
Halliburton Co.	279,600	6,304,980
Nabors Industries, Inc. (a)	263,100	5,517,207
Schlumberger Ltd. (NY Shares)	366,000	16,726,200
Tidewater, Inc.	128,500	3,429,665
		31,978,052
Oil & Gas - 5.9%
Amerada Hess Corp.	264,100	16,770,350
BP PLC sponsored ADR	371,600	18,271,572
Chevron Corp.	355,100	30,094,725
Conoco, Inc. Class B	1,204,600	30,524,564
Devon Energy Corp.	159,000	5,469,600
Exxon Mobil Corp.	2,237,200	88,145,680
Phillips Petroleum Co.	520,770	28,090,334
		217,366,825
TOTAL ENERGY		249,344,877
FINANCIALS - 14.0%
Banks - 5.4%
Bank of America Corp.	766,900	44,786,960
FleetBoston Financial Corp.	747,969	27,487,861
Golden State Bancorp, Inc.	326,000	9,910,400
KeyCorp	510,200	12,316,228
Mercantile Bankshares Corp.	199,000	7,900,300
Oversea-Chinese Banking Corp. Ltd.	679,000	3,633,381
PNC Financial Services Group, Inc.	259,300	14,844,925
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	387,900	$ 25,834,140
Washington Mutual, Inc.	468,050	18,010,564
Wells Fargo & Co.	738,100	32,808,545
		197,533,304
Diversified Financials - 6.4%
American Express Co.	915,700	26,610,242
Charles Schwab Corp.	958,500	11,022,750
Citigroup, Inc.	1,372,466	55,584,873
Credit Saison Co. Ltd.	373,400	8,031,788
Fannie Mae	949,100	75,984,946
Freddie Mac	473,300	30,764,500
JAFCO Co. Ltd.	71,600	3,925,176
Merrill Lynch & Co., Inc.	157,200	6,382,320
Morgan Stanley Dean Witter & Co.	185,300	8,588,655
Nikko Securities Co. Ltd.	1,276,000	6,760,194
		233,655,444
Insurance - 1.8%
AFLAC, Inc.	282,300	7,622,100
American International Group, Inc.	644,864	50,299,392
Hartford Financial Services Group, Inc.	131,400	7,718,436
MetLife, Inc.	17,400	516,780
		66,156,708
Real Estate - 0.4%
Equity Residential Properties Trust (SBI)	240,100	14,021,840
TOTAL FINANCIALS		511,367,296
HEALTH CARE - 19.6%
Biotechnology - 3.6%
Alkermes, Inc. (a)	436,000	8,536,880
Amgen, Inc. (a)	775,800	45,593,766
Cambridge Antibody Technology Group PLC (a)	234,600	4,805,973
Cell Therapeutics, Inc. (a)	426,500	10,257,325
Cephalon, Inc. (a)	244,800	12,210,624
COR Therapeutics, Inc. (a)	287,300	6,501,599
Geneva Proteomics (c)	262,000	2,882,000
Human Genome Sciences, Inc. (a)	309,800	9,575,918
Ilex Oncology, Inc. (a)	271,800	7,137,468
Millennium Pharmaceuticals, Inc. (a)	585,297	10,394,875
Myriad Genetics, Inc. (a)	86,400	2,647,296
Protein Design Labs, Inc. (a)	190,600	9,002,038
		129,545,762
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	318,800	11,795,600
Medtronic, Inc.	888,600	38,654,100

	Shares	Value (Note 1)
Novoste Corp. (a)	154,500	$ 916,185
Stryker Corp.	297,500	15,737,750
		67,103,635
Health Care Providers & Services - 0.9%
Service Corp. International (SCI) (a)	1,285,800	7,740,516
Trigon Healthcare, Inc. (a)	403,400	26,422,700
		34,163,216
Pharmaceuticals - 13.3%
Abbott Laboratories	79,100	4,101,335
Allergan, Inc.	278,300	18,451,290
American Home Products Corp.	845,300	49,238,725
Bristol-Myers Squibb Co.	1,558,160	86,571,370
Elan Corp. PLC sponsored ADR (a)	289,100	14,006,895
Forest Laboratories, Inc. (a)	225,300	16,253,142
ImClone Systems, Inc. (a)	102,200	5,779,410
Johnson & Johnson	427,100	23,661,340
Merck & Co., Inc.	1,116,710	74,372,886
Mylan Laboratories, Inc.	131,100	4,276,482
NPS Pharmaceuticals, Inc. (a)	269,600	8,411,520
Pfizer, Inc.	3,564,525	142,937,453
Pharmaceutical Resources, Inc. (c)	366,500	13,102,375
Shire Pharmaceuticals Group PLC sponsored ADR (a)	264,700	10,667,410
Watson Pharmaceuticals, Inc. (a)	204,200	11,171,782
		483,003,415
TOTAL HEALTH CARE		713,816,028
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.1%
Boeing Co.	130,500	4,371,750
Honeywell International, Inc.	779,900	20,589,360
United Technologies Corp.	328,100	15,256,650
		40,217,760
Airlines - 0.5%
AMR Corp. (a)	990,700	18,961,998
Building Products - 0.4%
American Standard Companies, Inc. (a)	239,200	13,156,000
Construction & Engineering - 0.2%
Fluor Corp.	210,600	8,108,100
Electrical Equipment - 0.1%
Emerson Electric Co.	87,600	4,122,456
Industrial Conglomerates - 3.9%
General Electric Co.	2,923,100	108,739,320
Minnesota Mining & Manufacturing Co.	204,100	20,083,440
Textron, Inc.	344,300	11,571,923
		140,394,683
Machinery - 1.5%
Deere & Co.	356,800	13,419,248
Graco, Inc.	376,100	11,358,220
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	341,600	$ 18,483,976
Ingersoll-Rand Co.	309,200	10,450,960
		53,712,404
Road & Rail - 1.1%
Canadian National Railway Co.	412,300	15,714,253
Union Pacific Corp.	554,500	26,006,050
		41,720,303
TOTAL INDUSTRIALS		320,393,704
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.3%
Brocade Communications System, Inc. (a)	311,900	4,375,957
CIENA Corp. (a)	251,800	2,591,022
Cisco Systems, Inc. (a)	2,051,139	24,982,873
QUALCOMM, Inc. (a)	197,400	9,384,396
UTStarcom, Inc. (a)	384,500	6,248,125
		47,582,373
Computers & Peripherals - 3.3%
Dell Computer Corp. (a)	699,900	12,969,147
EMC Corp.	1,328,200	15,606,350
International Business Machines Corp.	787,200	72,658,560
Sun Microsystems, Inc. (a)	1,944,000	16,076,880
		117,310,937
Electronic Equipment & Instruments - 0.7%
Anritsu Corp.	370,000	2,585,789
Flextronics International Ltd. (a)	886,700	14,666,018
Kudelski SA (Bearer)	88,500	3,006,433
Kyocera Corp.	83,800	5,405,100
		25,663,340
Semiconductor Equipment & Products - 4.9%
Altera Corp. (a)	483,300	7,916,454
Analog Devices, Inc. (a)	446,500	14,600,550
Applied Materials, Inc. (a)	299,500	8,517,780
Applied Micro Circuits Corp. (a)	366,600	2,562,534
ASML Holding NV (NY Shares) (a)	437,900	4,908,859
Chartered Semiconductor Manufacturing Ltd. ADR (a)	391,400	6,751,650
Integrated Circuit Systems, Inc. (a)	341,280	4,361,558
Integrated Device Technology, Inc. (a)	331,500	6,669,780
Intel Corp.	2,908,400	59,447,696
International Rectifier Corp. (a)	403,300	10,981,859
LAM Research Corp. (a)	294,900	4,998,555
LTX Corp. (a)	956,300	13,015,243
Marvell Technology Group Ltd. (a)	302,400	4,339,440
Micrel, Inc. (a)	255,000	5,084,700
Micron Technology, Inc. (a)	637,340	12,001,112

	Shares	Value (Note 1)
Texas Instruments, Inc.	383,700	$ 9,584,826
Tokyo Electron Ltd.	93,400	3,267,593
Vitesse Semiconductor Corp. (a)	13,900	107,725
		179,117,914
Software - 6.1%
Adobe Systems, Inc.	170,800	4,095,784
BEA Systems, Inc. (a)	483,600	4,637,724
Cadence Design Systems, Inc. (a)	625,100	10,407,915
Micromuse, Inc. (a)	66,700	378,856
Microsoft Corp. (a)	3,424,100	175,211,196
Oracle Corp. (a)	1,270,000	15,976,600
PeopleSoft, Inc. (a)	535,400	9,658,616
Siebel Systems, Inc. (a)	166,700	2,168,767
		222,535,458
TOTAL INFORMATION TECHNOLOGY		592,210,022
MATERIALS - 1.7%
Chemicals - 0.5%
PPG Industries, Inc.	400,200	18,309,150
Metals & Mining - 0.2%
Nucor Corp.	150,200	5,962,940
Phelps Dodge Corp.	67,600	1,859,000
		7,821,940
Paper & Forest Products - 1.0%
Bowater, Inc.	229,930	10,121,519
Georgia-Pacific Group	898,100	25,856,299
		35,977,818
TOTAL MATERIALS		62,108,908
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.5%
AT&T Corp.	1,651,300	31,870,090
SBC Communications, Inc.	917,000	43,209,040
Verizon Communications, Inc.	994,000	53,785,340
		128,864,470
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	675,500	9,382,695
TOTAL TELECOMMUNICATION SERVICES		138,247,165
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	326,200	11,599,672
Northeast Utilities	111,500	2,088,395
		13,688,067
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.2%
Enron Corp.	308,700	$ 8,405,901
TOTAL UTILITIES		22,093,968
TOTAL COMMON STOCKS (Cost $3,929,721,027)		3,466,449,108
Cash Equivalents - 6.3%

Fidelity Cash Central Fund, 3.42% (b) (Cost $229,426,063)	229,426,063	229,426,063
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $4,159,147,090)		3,695,875,171
NET OTHER ASSETS - (1.5)%		(56,096,305)
NET ASSETS - 100%		$ 3,639,778,866
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 1,441,000
Pharmaceutical Resources, Inc.	8/21/01	$ 9,895,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,567,080,967 and $6,044,041,525, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $444,743 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,984,375 or 0.4% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $21,068,000. The weighted average interest rate was 5.79%. At period end there were no bank borrowings outstanding.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,228,462,423. Net unrealized depreciation aggregated $532,587,252, of which $456,170,298 related to appreciated investment securities and $988,757,550 related to depreciated investment securities.

The fund hereby designates approximately $1,034,187,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At September 30, 2001, the fund had a capital loss carryforward of approximately $78,295,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $672,021,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (including securities loaned of $42,103,390) (cost $4,159,147,090) - See accompanying schedule		$ 3,695,875,171
Receivable for investments sold		33,756,698
Receivable for fund shares sold		381,993
Dividends receivable		3,996,552
Interest receivable		741,290
Other receivables		20,071
Total assets		3,734,771,775
Liabilities
Payable to custodian bank	$ 77,997
Payable for investments purchased	49,303,643
Payable for fund shares redeemed	1,787,189
Accrued management fee	1,221,207
Distribution fees payable	1,355
Other payables and accrued expenses	229,418
Collateral on securities loaned, at value	42,372,100
Total liabilities		94,992,909
Net Assets		$ 3,639,778,866
Net Assets consist of:
Paid in capital		$ 4,879,772,616
Undistributed net investment income		25,986,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(802,695,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(463,284,285)
Net Assets		$ 3,639,778,866
Class O: Net Asset Value, offering price and redemption price per share ($3,633,309,887 ÷ 314,184,634 shares)		$11.56
Class N: Net Asset Value, offering price and redemption price per share ($6,468,979 ÷ 567,486 shares)		$11.40

Statement of Operations

	Year ended September 30, 2001
Investment Income Dividends		$ 46,143,153
Interest		6,793,569
Security lending		874,863
Total income		53,811,585
Expenses
Management fee Basic fee	$ 21,433,959
Performance adjustment	(3,382,426)
Transfer agent fees	324,326
Distribution fees	12,569
Accounting and security lending fees	694,765
Custodian fees and expenses	176,731
Registration fees	24,660
Audit	54,445
Legal	18,740
Interest	10,165
Miscellaneous	7,330
Total expenses before reductions	19,375,264
Expense reductions	(1,591,644)	17,783,620
Net investment income		36,027,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(772,382,897)
Foreign currency transactions	158,521	(772,224,376)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,269,673,880)
Assets and liabilities in foreign currencies	31,070	(1,269,642,810)
Net gain (loss)		(2,041,867,186)
Net increase (decrease) in net assets resulting from operations		$ (2,005,839,221)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 36,027,965	$ 56,734,083
Net realized gain (loss)	(772,224,376)	1,114,346,536
Change in net unrealized appreciation (depreciation)	(1,269,642,810)	(1,365,960,461)
Net increase (decrease) in net assets resulting from operations	(2,005,839,221)	(194,879,842)
Distributions to shareholders From net investment income	(35,509,009)	(114,858,565)
From net realized gain	(1,034,192,675)	(897,912,414)
Total distributions	(1,069,701,684)	(1,012,770,979)
Share transactions - net increase (decrease)	590,965,542	354,594,496
Total increase (decrease) in net assets	(2,484,575,363)	(853,056,325)
Net Assets
Beginning of period	6,124,354,229	6,977,410,554
End of period (including undistributed net investment income of $25,986,178 and $26,831,597, respectively)	$ 3,639,778,866	$ 6,124,354,229

Financial Highlights - Class O

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Income from Investment Operations
Net investment income C	.12	.20	.42	.44	.49
Net realized and unrealized gain (loss)	(6.74)	(.77)	4.13	1.56	6.36
Total from investment operations	(6.62)	(.57)	4.55	2.00	6.85
Less Distributions
From net investment income	(.13)	(.44)	(.42)	(.47)	(.45)
From net realized gain	(3.78)	(3.44)	(2.17)	(2.03)	(1.73)
Total distributions	(3.91)	(3.88)	(2.59)	(2.50)	(2.18)
Net asset value, end of period	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Total Return A, B	(34.55)%	(3.23)%	18.99%	8.72%	36.29%
Ratios to Average Net Assets
Expenses before expense reductions	.40%	.27%	.32%	.33%	.39%
Expenses net of voluntary waivers, if any	.40%	.27%	.32%	.33%	.39%
Expenses net of all reductions	.37% D	.25% D	.31% D	.33%	.38% D
Net investment income	.75%	.85%	1.55%	1.71%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742
Portfolio turnover rate	119%	145%	36%	27%	32%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Financial Highlights - Class N

Years ended September 30,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	(6.66)	(.74)	(1.39)
Total from investment operations	(6.68)	(.75)	(1.31)
Less Distributions
From net investment income	(.04)	(.36)	-
From net realized gain	(3.78)	(3.44)	-
Total distributions	(3.82)	(3.80)	-
Net asset value, end of period	$ 11.40	$ 21.90	$ 26.45
Total Return B, C	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets
Expenses before expense reductions	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.27% E	1.12% E	1.17% A, E
Net investment income (loss)	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	119%	145%	36%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 0.9%
Monaco Coach Corp. (a)(d)	1,504,050	$ 21,432,713
Winnebago Industries, Inc.	853,100	18,298,995
		39,731,708
Media - 1.8%
Adelphia Communications Corp. Class A (a)	208,200	4,622,040
Clear Channel Communications, Inc. (a)	101,200	4,022,700
Gannett Co., Inc.	212,600	12,779,386
General Motors Corp. Class H	323,000	4,305,590
Omnicom Group, Inc.	48,900	3,173,610
Tribune Co.	426,100	13,379,540
Viacom, Inc. Class B (non-vtg.) (a)	1,183,130	40,817,985
		83,100,851
Multiline Retail - 1.7%
BJ's Wholesale Club, Inc. (a)	539,900	25,704,639
Costco Wholesale Corp. (a)	651,900	23,181,564
Wal-Mart Stores, Inc.	548,500	27,150,750
		76,036,953
Specialty Retail - 1.2%
AutoZone, Inc. (a)	522,500	27,096,850
Home Depot, Inc.	400,000	15,348,000
O'Reilly Automotive, Inc. (a)	513,200	14,703,180
		57,148,030
TOTAL CONSUMER DISCRETIONARY		256,017,542
CONSUMER STAPLES - 10.8%
Beverages - 4.0%
PepsiCo, Inc.	467,700	22,683,450
The Coca-Cola Co.	3,381,800	158,437,330
		181,120,780
Food & Drug Retailing - 1.0%
Safeway, Inc. (a)	1,133,600	45,026,592
Food Products - 1.3%
Kraft Foods, Inc. Class A	869,600	29,888,152
Smithfield Foods, Inc. (a)	1,440,200	30,316,210
		60,204,362
Tobacco - 4.5%
Philip Morris Companies, Inc.	3,942,600	190,388,154
UST, Inc.	511,100	16,968,520
		207,356,674
TOTAL CONSUMER STAPLES		493,708,408
ENERGY - 4.3%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	140,200	4,058,790
BJ Services Co. (a)	232,900	4,143,291
Halliburton Co.	209,600	4,726,480

	Shares	Value (Note 1)
Noble Drilling Corp. (a)	114,000	$ 2,736,000
Rowan Companies, Inc. (a)	531,600	6,581,208
		22,245,769
Oil & Gas - 3.8%
BP PLC sponsored ADR	307,812	15,135,116
Chevron Corp.	948,100	80,351,475
Exxon Mobil Corp.	1,962,800	77,334,320
		172,820,911
TOTAL ENERGY		195,066,680
FINANCIALS - 8.9%
Banks - 0.5%
Mizuho Holdings, Inc.	5,460	21,021,092
Diversified Financials - 7.6%
Charles Schwab Corp.	631,000	7,256,500
Daiwa Securities Group, Inc.	6,349,000	43,892,486
Fannie Mae	682,900	54,672,974
Freddie Mac	1,360,240	88,415,600
Goldman Sachs Group, Inc.	172,800	12,329,280
J.P. Morgan Chase & Co.	591,400	20,196,310
Morgan Stanley Dean Witter & Co.	1,120,100	51,916,635
Nikko Securities Co. Ltd.	7,048,000	37,340,008
Nomura Securities Co. Ltd.	2,266,000	29,529,312
TeraBeam Labs Investors LLC (f)	19,200	384
		345,549,489
Real Estate - 0.8%
Mack-Cali Realty Corp.	396,400	12,288,400
Reckson Associates Realty Corp.	444,600	10,737,090
Vornado Realty Trust	392,100	15,566,370
		38,591,860
TOTAL FINANCIALS		405,162,441
HEALTH CARE - 22.7%
Biotechnology - 3.1%
Amgen, Inc. (a)	1,461,400	85,886,478
Biogen, Inc. (a)	163,000	9,059,540
COR Therapeutics, Inc. (a)	710,900	16,087,667
Geneva Proteomics (f)	255,000	2,805,000
Human Genome Sciences, Inc. (a)	715,300	22,109,923
Protein Design Labs, Inc. (a)	93,000	4,392,390
		140,340,998
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc.	399,300	870,474
Biomet, Inc.	927,187	27,120,220
Guidant Corp. (a)	1,152,100	44,355,850
Zimmer Holdings, Inc. (a)	488,967	13,568,834
		85,915,378
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	1,501,031	$ 111,001,242
Service Corp. International (SCI) (a)	2,229,800	13,423,396
		124,424,638
Pharmaceuticals - 15.0%
Allergan, Inc.	40,300	2,671,890
Barr Laboratories, Inc. (a)	680,400	53,792,424
Bristol-Myers Squibb Co.	4,248,272	236,033,992
Forest Laboratories, Inc. (a)	610,600	44,048,684
ImClone Systems, Inc. (a)	60,000	3,393,000
Johnson & Johnson	1,634,700	90,562,380
Pfizer, Inc.	5,578,400	223,693,840
Pharmaceutical Resources, Inc. (a)	175,700	6,281,275
Sanofi-Synthelabo SA	407,400	26,520,589
		686,998,074
TOTAL HEALTH CARE		1,037,679,088
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	2,465,600	65,091,840
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	627,700	29,696,487
Electrical Equipment - 0.4%
Molex, Inc. Class A (non-vtg.)	673,800	16,373,340
Industrial Conglomerates - 2.5%
General Electric Co.	2,093,600	77,881,920
Minnesota Mining & Manufacturing Co.	380,100	37,401,840
		115,283,760
TOTAL INDUSTRIALS		226,445,427
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.2%
CIENA Corp. (a)	902,100	9,282,609
Cisco Systems, Inc. (a)	2,126,600	25,901,988
JDS Uniphase Corp. (a)	2,636,200	16,660,784
Nokia Corp. sponsored ADR	81,700	1,278,605
		53,123,986
Computers & Peripherals - 2.3%
Dell Computer Corp. (a)	610,000	11,303,300
Hutchinson Technology, Inc. (a)(d)	2,081,400	37,048,920
International Business Machines Corp.	179,500	16,567,850
Maxtor Corp. (a)	4,626,600	16,516,962
NEC Corp.	629,000	5,122,339
Sun Microsystems, Inc. (a)	20,400	168,708
Western Digital Corp. (a)(d)	9,109,700	19,768,049
		106,496,128

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 2.8%
Arrow Electronics, Inc. (a)	2,689,500	$ 56,102,970
Ingram Micro, Inc. Class A (a)(d)	5,467,500	70,530,750
		126,633,720
Internet Software & Services - 0.1%
Check Point Software Technologies Ltd. (a)	216,600	4,769,532
Yahoo!, Inc. (a)	234,900	2,069,469
		6,839,001
Semiconductor Equipment & Products - 2.1%
Agere Systems, Inc. Class A	4,182,400	17,273,312
Chartered Semiconductor Manufacturing Ltd. ADR (a)	163,000	2,811,750
Infineon Technologies AG sponsored ADR	1,035,200	12,826,128
Intel Corp.	2,088,500	42,688,940
International Rectifier Corp. (a)	267,900	7,294,917
Oak Technology, Inc. (a)	931,200	7,263,360
Tokyo Electron Ltd.	177,200	6,199,331
United Microelectronics Corp. sponsored ADR	12,300	65,436
Virata Corp. (a)	108,800	1,085,824
		97,508,998
Software - 8.4%
Cadence Design Systems, Inc. (a)	254,300	4,234,095
i2 Technologies, Inc. (a)	1,835,600	6,314,464
Inktomi Corp. (a)	2,233,100	6,118,694
Microsoft Corp. (a)	7,038,100	360,139,576
VERITAS Software Corp. (a)	254,000	4,683,760
		381,490,589
TOTAL INFORMATION TECHNOLOGY		772,092,422
MATERIALS - 8.8%
Chemicals - 0.4%
Lyondell Chemical Co.	1,600,800	18,329,160
Construction Materials - 0.5%
Florida Rock Industries, Inc.	737,000	23,244,980
Metals & Mining - 5.1%
Alcan, Inc.	1,771,400	53,208,202
Alcoa, Inc.	1,482,400	45,969,224
Barrick Gold Corp.	2,081,400	36,375,389
Nucor Corp.	1,076,900	42,752,930
Phelps Dodge Corp.	294,700	8,104,250
Placer Dome, Inc.	2,576,200	33,371,312
USX - U.S. Steel Group	819,000	11,449,620
		231,230,927
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 2.8%
Bowater, Inc.	1,314,900	$ 57,881,898
International Paper Co.	2,070,800	72,063,840
		129,945,738
TOTAL MATERIALS		402,750,805
TELECOMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 9.4%
ALLTEL Corp.	552,030	31,990,139
AT&T Corp.	7,863,000	151,755,900
BellSouth Corp.	2,766,200	114,935,610
Qwest Communications International, Inc.	1,533,800	25,614,460
SBC Communications, Inc.	2,165,400	102,033,648
TeraBeam Networks (f)	19,200	19,200
		426,348,957
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	654,500	5,654,880
TOTAL TELECOMMUNICATION SERVICES		432,003,837
TOTAL COMMON STOCKS (Cost $4,240,611,678)		4,220,926,650
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (f) (Cost $465,480)	27,000	42,660
Corporate Bonds - 0.4%
Moody's Ratings (unaudited)		Principal Amount
CONVERTIBLE BONDS - 0.4%
FINANCIALS - 0.3%
Diversified Financials - 0.3%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (e)	Baa3	$ 19,620,000	14,793,480
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Exodus Communications, Inc. 5.25% 2/15/08 (g)	C	60,980,000	762,250

Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (e)	-	$ 1,525,000	$ 1,753,750
TOTAL INFORMATION TECHNOLOGY			2,516,000
TOTAL CONVERTIBLE BONDS			17,309,480
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (c)	Caa1	5,000,000	3,200,000
TOTAL CORPORATE BONDS (Cost $30,430,620)			20,509,480
Cash Equivalents - 9.0%
	Shares
Fidelity Cash Central Fund, 3.42% (b) (Cost $408,546,691)	408,546,691	408,546,691
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $4,680,054,469)		4,650,025,481
NET OTHER ASSETS - (1.9)%		(87,911,909)
NET ASSETS - 100%		$ 4,562,113,572
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Affiliated company.

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bethlehem Steel Corp.	$ 1,755,523	$ 3,578,724	$ -	$ -
Hutchinson Technology, Inc.	13,510,232	-	-	37,048,920
Ingram Micro, Inc. Class A	21,709,128	-	-	70,530,750
Monaco Coach Corp.	1,066,782	-	-	21,432,713
Western Digital Corp.	284,678	-	-	19,768,049
TOTALS	$ 38,326,343	$ 3,578,724	$ -	$ 148,780,432

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,547,230 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneva Proteomics	7/7/00	$ 1,402,500
TeraBeam Labs Investors LLC	7/12/01	$ 384
TeraBeam Networks	4/7/00	$ 72,000
(g) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,049,513,249 and $10,034,534,141, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $717,887 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,867,244 or 0.1% of net assets.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,748,320,676. Net unrealized depreciation aggregated $98,295,195, of which $420,476,916 related to appreciated investment securities and $518,772,111 related to depreciated investment securities.

The fund hereby designates approximately $700,450,000 as a capital gain dividend for the purpose of the divided paid deduction.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $264,331,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (including securities loaned of $4,407,382) (cost $4,680,054,469) - See accompanying schedule		$ 4,650,025,481
Cash		666,908
Receivable for investments sold		116,552,084
Receivable for fund shares sold		304,410
Dividends receivable		4,921,619
Interest receivable		1,339,199
Other receivables		13,175
Total assets		4,773,822,876
Liabilities
Payable for investments purchased	$ 203,702,992
Payable for fund shares redeemed	391,702
Accrued management fee	1,327,241
Distribution fees payable	7,951
Other payables and accrued expenses	300,418
Collateral on securities loaned, at value	5,979,000
Total liabilities		211,709,304
Net Assets		$ 4,562,113,572
Net Assets consist of:
Paid in capital		$ 4,951,616,733
Undistributed net investment income		32,312,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(391,766,778)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(30,049,264)
Net Assets		$ 4,562,113,572
Class O: Net Asset Value, offering price and redemption price per share ($4,523,725,033 ÷ 446,022,099 shares)		$10.14
Class N: Net Asset Value, offering price and redemption price per share ($38,388,539 ÷ 3,849,909 shares)		$9.97

Statement of Operations

	Year ended September 30, 2001
Investment Income Dividends		$ 48,150,123
Interest		16,709,731
Security lending		846,770
Total income		65,706,624
Expenses
Management fee Basic fee	$ 31,110,046
Performance adjustment	(175,545)
Transfer agent fees	402,999
Distribution fees	73,007
Accounting and security lending fees	730,185
Non-interested trustees' compensation	688
Custodian fees and expenses	244,761
Registration fees	28,610
Audit	46,672
Legal	20,198
Miscellaneous	26,056
Total expenses before reductions	32,507,677
Expense reductions	(2,786,517)	29,721,160
Net investment income		35,985,464
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $(406,518) on sales of investments in affiliated issuers)	(177,636,801)
Foreign currency transactions	(42,913)	(177,679,714)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,597,659,374)
Assets and liabilities in foreign currencies	(1,704)	(1,597,661,078)
Net gain (loss)		(1,775,340,792)
Net increase (decrease) in net assets resulting from operations		$ (1,739,355,328)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 35,985,464	$ 22,490,888
Net realized gain (loss)	(177,679,714)	532,374,207
Change in net unrealized appreciation (depreciation)	(1,597,661,078)	508,078,196
Net increase (decrease) in net assets resulting from operations	(1,739,355,328)	1,062,943,291
Distributions to shareholders From net investment income	(31,124,388)	(39,217,077)
From net realized gain	(702,043,526)	(509,476,717)
Total distributions	(733,167,914)	(548,693,794)
Share transactions - net increase (decrease)	772,468,684	520,091,432
Total increase (decrease) in net assets	(1,700,054,558)	1,034,340,929
Net Assets
Beginning of period	6,262,168,130	5,227,827,201
End of period (including undistributed net investment income of $32,312,881 and $25,557,974, respectively)	$ 4,562,113,572	$ 6,262,168,130

Financial Highlights - Class O

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Income from Investment Operations
Net investment income C	.08	.06	.12	.18	.27
Net realized and unrealized gain (loss)	(4.19)	2.85	3.73	.71	3.52
Total from investment operations	(4.11)	2.91	3.85	.89	3.79
Less Distributions
From net investment income	(.08)	(.11)	(.12)	(.25)	(.25)
From net realized gain	(1.80)	(1.43)	(3.04)	(.97)	(.75)
Total distributions	(1.88)	(1.54)	(3.16)	(1.22)	(1.00)
Net asset value, end of period	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Total Return A, B	(27.64)%	20.25%	30.06%	6.64%	34.72%
Ratios to Average Net Assets
Expenses before expense reductions	.60%	.58%	.48%	.48%	.54%
Expenses net of voluntary waivers, if any	.60%	.58%	.48%	.48%	.54%
Expenses net of all reductions	.55% D	.56% D	.47% D	.48%	.53% D
Net investment income	.67%	.37%	.79%	1.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144
Portfolio turnover rate	196%	113%	77%	106%	35%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Financial Highlights - Class N

Years ended September 30,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	(.03)	(.08)	.00
Net realized and unrealized gain (loss)	(4.14)	2.83	(.63)
Total from investment operations	(4.17)	2.75	(.63)
Less Distributions
From net investment income	-	(.10)	-
From net realized gain	(1.80)	(1.43)	-
Total distributions	(1.80)	(1.53)	-
Net asset value, end of period	$ 9.97	$ 15.94	$ 14.72
Total Return B, C	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets
Expenses before expense reductions	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.44% E	1.43% E	1.33% A, E
Net investment income (loss)	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	196%	113%	77%

A Annualized

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-
dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the funds or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales and excise tax regulations.

In addition, the funds will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .17% and .30% for the Destiny I and Destiny II funds, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. Effective July 1, 1999 each fund's performance adjustment was phased out over an 18 month period. During the phase out period the performance adjustment could decrease, but not increase, the management fee owed by the funds. After December 31, 2000, no performance adjustment was applied to the basic fee. For the period, the management fees were equivalent to the following annual rates expressed as a percentage of average net assets after the performance adjustment:

Destiny I	.38%
Destiny II	.57%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

Paid to FDC
Destiny I	$ 12,569
Destiny II	$ 73,007

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 292,333.01
Class N	31,993.63
	$ 324,326
Destiny II	Amount	% of Average Net Assets
Class O	$ 218,823.01
Class N	184,176.63
	$ 402,999

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 10,864,027
Destiny II	$ 18,890,222

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 1,572,435	$ -	$ -
Class O	-	-	19,209
Destiny II	$ 2,771,276	$ 3,958	$ -
Class O	-	-	11,283

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I

	Years ended September 30,
	2001	2000
From net investment income
Class O	$ 35,501,102	$ 114,852,495
Class N	7,907	6,070
Total	$ 35,509,009	$ 114,858,565
From net realized gain
Class O	$ 1,033,475,114	$ 897,856,524
Class N	717,561	55,890
Total	$ 1,034,192,675	$ 897,912,414
	$ 1,069,701,684	$ 1,012,770,979

Destiny II

	Years ended September 30,
	2001	2000
From net investment income
Class O	$ 31,124,388	$ 39,189,835
Class N	-	27,242
Total	$ 31,124,388	$ 39,217,077
From net realized gain
Class O	$ 699,284,611	$ 509,166,630
Class N	2,758,915	310,087
Total	$ 702,043,526	$ 509,476,717
	$ 733,167,914	$ 548,693,794

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Destiny I

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2001	2000	2001	2000
Class O Shares sold	10,684,344	10,121,533	$ 163,882,083	$ 247,091,425
Reinvestment of distributions	57,185,298	36,918,705	892,089,670	880,880,397
Shares redeemed	(30,751,922)	(32,842,158)	(471,359,914)	(776,372,755)
Net increase (decrease)	37,117,720	14,198,080	$ 584,611,839	$ 351,599,067
Class N Shares sold	407,590	135,884	$ 6,031,201	$ 3,103,245
Reinvestment of distributions	46,623	2,602	721,734	59,465
Shares redeemed	(27,460)	(7,425)	(399,232)	(167,281)
Net increase (decrease)	426,753	131,061	$ 6,353,703	$ 2,995,429

Destiny II

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2001	2000	2001	2000
Class O Shares sold	33,276,875	45,411,519	$ 410,790,176	$ 716,733,769
Reinvestment of distributions	56,257,158	34,359,293	700,402,602	527,413,256
Shares redeemed	(30,459,153)	(46,803,164)	(370,432,873)	(741,499,830)
Net increase (decrease)	59,074,880	32,967,648	$ 740,759,905	$ 502,647,195
Class N Shares sold	2,593,284	1,137,584	$ 31,000,468	$ 18,003,674
Reinvestment of distributions	223,123	22,042	2,751,105	336,797
Shares redeemed	(172,711)	(56,991)	(2,042,794)	(896,234)
Net increase (decrease)	2,643,696	1,102,635	$ 31,708,779	$ 17,444,237

11. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities of Destiny I and Destiny II (funds of Fidelity Destiny Portfolios), including the portfolios of investments, as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I and Destiny II as of September 30, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 16, 2001

Annual Report

Distributions

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Destiny I	8.70%
Destiny II	9.10%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Destiny I: Class O	100%
Destiny I: Class N	100%
Destiny II: Class O	100%

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O
Destiny II - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS

Edward C. Johnson 3d, President
Abigail P. Johnson, Senior Vice President
Karen Firestone, Vice President (Destiny I)
Adam Hetnarski, Vice President (Destiny II)
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Paul F. Maloney, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Abigail P. Johnson
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *

ADVISORY BOARD

Robert C. Pozen
William S. Stavropoulos

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

* Independent trustees

(Recycle graphic)   Printed on recycled paper DES-ANN-1101
6i-148739 1.537812.104